As filed with the Securities and Exchange Commission on _________________, 2004


                                              1933 Act Registration No. 33-41245
                                                                        811-3313

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT
                                    OF 1933                        /X/


                   Pre-Effective Amendment No. __                  / /
                   Post-Effective Amendment No. 33                 /X/


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                   /X/


                                Amendment No. 37


                        (Check appropriate box or boxes)

                       ----------------------------------
                              ACCESSOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                                 (206) 224-7420
   (Address, including zip code, and telephone number, including area code, of
                          Principal Executive Offices)
                       ----------------------------------
                             J. ANTHONY WHATLEY III 1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                       ----------------------------------
           Copies of all communications, including all communications sent to the agent for service, should be sent to:
                                 PHILIP J. FINA
                           Kirkpatrick & Lockhart LLP
                                75 State Street
                                Boston, MA 02109
                       ----------------------------------
Approximate date of proposed public offering: As soon as practicable after the Effective date of the registration statement. It is proposed that this filing will become effective (check appropriate box):


         / / immediately upon filing pursuant to paragraph (b)
         / / on (date) pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1)
         / / on (date) pursuant to paragraph (a)(1)
         /x / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for previously filed post-effective amendment.

                  Accessor Funds, Inc. Prospectus ______, 2004



                           Accessor Limited Duration
                              U.S. Government Fund
--------------------------------------------------------------------------------

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------
                               Information in this
     prospectus may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell securities, and we are not soliciting offers to buy these securities, in any state where the offer or sale is not permitted.
--------------------------------------------------------------------------------
NOT FDIC INSURED                NO BANK GUARANTEE               MAY LOSE VALUE

Table of Contents

THE FUND

   Fund Details............................................................
   Performance.............................................................
   Expenses................................................................
   Securities Types........................................................
   Other Investment Strategies, Security Types and Risks...................
   Management, Organization and Capital Structure..........................

SHAREHOLDER INFORMATION
   Purchasing Fund Shares..................................................
   Exchanging Fund Shares..................................................
   Redeeming Fund Shares...................................................
   Dividends and Distributions.............................................
   Valuation of Securities.................................................
   Taxation................................................................
   Service & Distribution Arrangements.....................................
   Privacy Policy..........................................................
   Financial Highlights....................................................

APPENDIX A
   Investment Techniques and Practices.....................................

THE FUND--DETAILS

Investment Objective

The Limited Duration U.S. Government Fund (the "Fund") seeks to achieve a high level of current income that is consistent with the preservation of capital.

Principal Investment Strategies
Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets in bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored entities ("GSEs") (collectively "U.S. Government securities") and in repurchase agreements collateralized by such securities. The Fund's investments may include mortgage-backed securities that represent interests in pools of mortgage loans or asset-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund intends to be eligible for investment by federal savings associations, federal credit unions and certain national banks and therefore, will invest in U.S. Government securities that are eligible, without limitation, for investment by these institutions. The Fund also intends to be managed to comply with all investment limitations applicable to federal credit unions so as to qualify as an eligible investment for these institutions. The Fund does not intend to make any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the Federal Financial Institutions Examination Council ("FFIEC").
                                      =========================================
Under normal market and interest      |    DURATION A mathematical concept
rate conditions, the Fund seeks to    |    that is used to measure bond price
maintain a target duration between    |    volatility as a consequence of a
1 and 5 years ("Limited Duration")    |    change in the general level of
which is consistent with              |    interest rates. Bonds with larger
maintaining a low share price         |    durations tend to be more volatile
fluctuation. To achieve the           |    than bonds with smaller durations.
flexible implementation of this       |    For example, a bond with a duration
target duration range, the Fund       |    of 5 is approximately 2 1/2 times
does not restrict its minimum or      |    more volatile to a change in the
maximum maturity. For example, the    |    general level of interest rates
fund may adopt a strategy meant to    |    than is a bond with a duration of
take advantage of an unusual shape    |    2. Although subject to constraints
presented by the yield curve known    |    that can make it less than perfect,
as a bar-bell portfolio structure.    |    it can produce a useful measure of
This structure would include a        |    price sensitivity for an individual
large block of money market           |    bond or for an entire portfolio of
instruments and a large block of      |    bonds. For example, the price of a
longer maturity issues that           |    bond with a duration of 5 should go
together produce a duration measure   |    down by 5% for each 1% increase in
that falls within the target          |    the general level of interest
duration range of 1 to 5 years.       |    rates.
                                      =========================================
Pennant Management, Inc. ("Pennant" or "Money Manager"), the Fund's investment adviser, intends to vary the quality, sector and maturity of the eligible securities selected for the Fund based upon the Money Manager's analysis of financial market conditions and the outlook for the U.S. economy. The Money Manager's view is that interest rates and spreads between bond market sectors are closely tied to the real economy and the supply/demand conditions in the credit markets. By monitoring these variables closely, the Money Manager will attempt to adjust duration and bond market sector weightings in order to exploit its convictions regarding the general level of interest rates and spreads between fund eligible sectors of the bond market. The Money Manager attempts to identify areas of the bond market that are undervalued relative to the rest of the market by grouping bonds by duration and into sectors such as: money markets, U.S. Government agency securities, mortgages and asset-backed securities. Investment selections may be based on fundamental economic, market and other factors that may lead to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective. Once investment opportunities are identified, the Money Manager will shift assets among durations and sectors depending upon perceived supply and demand conditions, changes in relative valuations, credit spreads and upon historical yield or price relationships.

Other Investment Techniques and Security Types

o The Fund may purchase both existing securities and securities on a when-issued basis. The purchase price and interest rate payable for all securities will be fixed on the date of purchase, and all purchases will be by regular-way settlement, that is delivery and payment will be made within the time frame the securities industry has established for the purchase of that type of security.
o The Fund may also purchase money market securities which are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Money market securities are often specifically structured so that they are eligible investments for a money market fund.
o The Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC Insured Institution"), including certificates of deposit and other time deposits issued by foreign branches of FDIC issued banks. Investments in certificates of deposit and other time deposits are limited to that face value equivalent to $100,000 FDIC insurance coverage.

PRINCIPAL INVESTMENT RISKS

The Fund's principal risks are discussed below. The value of your investment in the Fund will fluctuate, which means you could lose money.

INTEREST RATE RISK. The prices of bonds will generally fall when interest rates rise and conversely, when interest rates fall the price of bonds will generally rise. These changes in bond prices will affect the Fund's share price. The longer the Fund's effective maturity and duration, the more its share price is likely to be affected by a change in interest rates.

INCOME RISK. If interest rates fall, the Fund's income will decline as bonds are bought at lower rates to re-invest proceeds from sales or maturities, or to invest new money.

CREDIT RISK. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. For U.S. Government Securities, the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

LIQUIDITY RISK. If there is no active trading market for certain types of securities, it can become more difficult to sell such securities at or near their value. This may result in a dramatic fall in the value of such securities value and have a negative effect on the Fund's share price.

MANAGEMENT RISK. The risk that a strategy used by the Money Manager may fail to produce the intended results. There is no guarantee that the Money Manager's security selection techniques or timing decisions will achieve the Fund's investment objective.

PREPAYMENT AND EXTENSION RISK. Many types of debt securities, including mortgage-backed and certain asset-backed securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. For example, if interest rates are dropping and an issuer pays off an obligation or a bond before maturity, the Fund may have to reinvest at a lower interest rate. Securities subject to prepayment generally offer less potential for gains during periods of declining interest rates and similar or greater potential for loss in periods of rising interest rates. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. Prepayments on assets underlying mortgage or other asset-backed securities held by a Fund can adversely affect those securities' yield and price. When interest rates rise, the effective duration of the Fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the Fund's sensitivity to rising rates.

CALL RISK. Some bonds are issued with specific maturities that also allow the issuer to redeem the issue in whole or part before the stated final maturity. An issuer may "call" a bond when the general level of interest rates has declined relative to what they were when the bond issuer originally issued the bond. If an issuer "calls" a bond during a time of declining interest rates, the Fund may have to reinvest the proceeds in an investment offering a lower yield. If this happens the Fund may not be able to take advantage of any increase in value as a result of declining interest rates.

OTHER POTENTIAL RISKS:

o Temporary Defensive Strategies. In response to market, economic, political or other conditions, the Fund's Money Manager may temporarily use a different investment strategy for defensive purposes, including investing in short-term and money market instruments. If the Money Manager does so, different factors could affect a Fund's performance and the Fund may not achieve its investment objective.

o Portfolio Turnover. The Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Funds, may result in increased taxable distributions to shareholders, and may adversely affect the Fund's performance.

FUND PERFORMANCE

As a new fund, performance information is not available as of the date of this prospectus.

Fund Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Fund has no sales charge or Rule 12b-1 distribution fees*. These fees are not included in the tables.

Shareholder Fees/1/ (fees paid directly from your investment)

REDEMPTION FEE/2/ (as a percent of amount redeemed)                      none


The tables reflect estimated fees and expenses of the Fund.
-------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
% of average daily net assets

MANAGEMENT FEES/3/                                                       0.32%
OTHER EXPENSES/4/                                                        0.18
-------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.50%

-----------------

/1/Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.

/2/The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.

/3/Management fees consist of the management fee paid to Accessor Capital and the fee paid to the Money Manager of the Fund.

/4/Other expenses are based on estimated amounts for the current fiscal year.

*Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee.

EXPENSE EXAMPLE

The Example shows what an investor in the Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of any applicable redemption fee or the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


         FUND                       One Year                  Three Years
         -----------------------------------------------------------------------
 LIMITED DURATION FUND              $                         $

SECURITY TYPES

The Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC. The FFIEC is a formal interagency board empowered to prescribe uniform principals, standards, and report forms for the federal examination of financial institutions by the Board of Governors of the Federal Reserve System
(FRB), the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Administration (NCUA), the Office of the Comptroller of the Currency (OCC) and the Office of Thrift Supervision (OTS) and, to make recommendations to promote uniformity in the supervision of financial institutions. See Appendix A for the qualifying security types under the current FFIEC regulations.


Asset-Backed Securities: Asset-backed securities are securities backed by notes or receivables, against assets other than real estate.

Certificates of Deposit: The Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC Insured Institution"), including certificates of deposit and other time deposits issued by foreign branches of FDIC issued banks. Investments in certificates of deposit and other time deposits are limited to that face value equivalent to $100,000 FDIC insurance coverage.

Debt Securities: Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include government securities and mortgage and other asset-backed securities.

Government Securities: Government securities are securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. These securities are normally considered to be of the highest quality. U.S. Government Agencies, or its instrumentalities are also collectively referred to as Government Sponsored Entities (GSEs). All GSE debt is sponsored but not necessarily guaranteed by the federal government. For instance, government agencies such as Government National Mortgage Association (Ginnie Mae) are divisions of the government whose securities are backed by the full faith and credit of the United States. Certain GSEs also carry the same full faith and credit guarantee that is a characteristic of a U. S. Treasury Note. An example of a security with this identical full faith and credit guarantee would be a pooled interest certificate of the U. S. Small Business Administration ("SBA"). Other debt issuers like the Federal Land Bank or Federal Farm Credit Bank carry an implicit guarantee in that there is no explicit obligation on the part of the U. S. Government to make good on obligations of these GSEs. The Fund may invest in all such GSEs. Some GSEs' income is exempt from state income tax for certain types of investors. For example, obligations of the Federal Land Bank are exempt from state and local taxation in many states, while issues of the Federal National Mortgage Association are not so tax exempt. Under existing law, GSEs are exempt from registration requirements as promulgated by the U.S. Securities and Exchange Commission ("SEC").

Mortgage-Related Securities: Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Repurchase Agreements: The Fund may enter into repurchase agreements, in which the Fund purchases securities from a bank or broker-dealer that then agrees to repurchase the securities at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements will not be entered into unless their repurchase maturity occurs within seven days or less and, the securities subject to repurchase are composed of only securities that could otherwise be owned by the Fund if not subject to a repurchase agreement.

CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The Fund may invest in other types of securities and employ additional investment techniques that are not the primary approach of the Fund and therefore not described in this Prospectus. Appendix A to this Prospectus lists the various security types and investment techniques used by the Fund, including the principal securities types and techniques described above. The additional security types, techniques and their accompanying risks are more fully described in the Fund's Statement of Additional Information ("SAI"), which may be obtained free of charge by contacting the Fund.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

On the following pages is information on Accessor Capital and the Fund's Money Manager and a description of how Accessor Capital and the Money Manager are compensated for the services each provides.

As a new fund, information on management fees paid in fiscal year 2003 is not available as of the date of this prospectus.

MANAGER & ADMINISTRATOR Accessor Capital Management LP, 1420 Fifth Avenue, Suite 3600, Seattle, WA 98101

The Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. Accessor Capital develops the investment programs for the Fund, selects the Money Manager for the Fund, and monitors the performance of the Money Manager. In addition, Accessor Capital directly invests the assets of the Accessor U.S. Government Money Fund and the Accessor Allocation Funds. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Funds either directly or through interaction with each Fund's Money Manager. The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change a Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Fund within 60 days of the change.

The Fund pays Accessor Capital an annual management fee for providing management and administration services equal to the percentage shown above under "Annual Management Fee to Accessor Capital" of the Fund's average daily net assets.

The Fund has also hired Accessor Capital to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Funds. For providing these services, Accessor Capital receives (i) a fee equal to 0.08% of the average daily net assets of the Fund, and (ii) a transaction fee of $0.50 per transaction.

DISTRIBUTOR ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, CO 80202 ALPS Distributors, Inc. ("Distributor") is the distributor of the Accessor Funds.

MONEY MANAGER     Pennant Management, Inc., 11270 West Park Place, Suite 460
Milwaukee, WI  53224

Pennant Management was formed in 1992 by Mark A. Elste, CFA and has approximately $276,000,000 in assets under management as of December 31, 2003.

The Money Manager uses a team approach to the management of the Fund. This team is led by John P. Culhane, CFA, Senior Vice President, under the supervision of Mark A. Elste, CFA, President & Chief Investment Officer. Prior to joining Pennant Management in October of 2002, Mr. Culhane was the Chief Investment Officer at GreatBanc Trust Company since 1989. Prior to forming Pennant Management in 1992, Mr. Elste was the Chief Investment Officer for Banc One Investment Advisors, Inc. and Banc One Wisconsin Trust Co., NA.

The Fund pays an annual Investment Advisory Fee to the Investment Advisor based upon a percentage of the average daily net assets of the Fund, as follows:

For the first four complete calendar quarters of management of the Fund by the Money Manager, Accessor Funds will pay the Money Manager on a quarterly basis at the following annual fee of 0.20% ("Fund Management Fee") applied to the average daily net assets of the Fund.

Commencing with the fifth complete calendar quarter of management by the Money Manager for the Fund, Accessor Funds will pay the Money Manager based on the schedule below as applied to the average daily net assets of the Fund.

0.35% on the first $25 million of assets under management; plus, 0.25% on the next $75 million of assets under management, plus, 0.20% on all assets above $100 million

The Money Manager may, from time to time, find it appropriate to waive all or part of its Fund Management Fee, if it deems it to be in the best interest of the Fund and its shareholders.

PURCHASING FUND SHARES

WHERE TO PURCHASE

DIRECT INVESTORS. Shares of the Fund may be purchased directly from Accessor Funds for no sales charge or commission.

FINANCIAL INTERMEDIARIES. Shares of the Fund may be purchased through financial intermediaries, trust companies, broker-dealers, registered investment advisors, certified financial planners, third party administrators, recordkeepers, trustees, custodians, financial consultants, insurance companies and providers of fund supermarkets who have agreements with the Distributor and/or Accessor Funds. These financial intermediaries may charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Fund Shares, such as investment minimums, and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions. In certain cases, the Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated net asset value per share ("NAV") after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Fund within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

HOW TO PURCHASE

Normally your financial intermediary will send your purchase requests to Accessor Funds' Transfer Agent. Purchase orders are accepted on each business day that the NYSE is open and must be received in good order. Requests received "in good order" must include: account name, account number, dollar or share amount of transaction, Fund(s), allocation of investment, and signature of authorized signer. In accordance with the USA PATRIOT Act, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed. The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person's identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the net asset value per share ("NAV") after receipt of the order by the Transfer Agent. In certain cases, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds.

                                                      =========================
Purchase orders are accepted on each business day     |  Shares may not be
that the New York Stock Exchange ("NYSE") is open     |  purchased on days
and must be received in good order prior to the       |  when the NYSE is
close of the NYSE, normally 4:00 p.m. Eastern         |  closed for trading:
time. Requests received "in good order" must          |  New Year's Day,
include: account name, account number, dollar or      |  Martin Luther King,
share amount of transaction, Fund(s) and              |  Jr. Day, Presidents
allocation of investment, and signature of            |  Day, Good Friday,
authorized signer. The Transfer Agent must receive    |  Memorial Day,
payment for shares by 12:00 p.m. Eastern time on      |  Independence Day,
the business day following the purchase request.      |  Labor Day,
All purchases must be made in U.S. dollars.           |  Thanksgiving Day and
Purchases may be made in any of the following         |  Christmas Day.
ways:                                                 =========================

     BY CHECK. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of the Fund noted on the check to:

                        Accessor Funds, Inc.
                        Attn: Shareholder Services
                        P. O. Box 1748
                        Seattle, WA 98111-1748

Neither initial nor subsequent investments should be made by third party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

     BY FEDERAL FUNDS WIRE. Wire instructions can be obtained from the Operations Department at the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

     BY TELEPHONE. Shareholders with aggregate account balances of at least $1 million may purchase Shares of the Fund by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

     BY AUTOMATIC INVESTMENT PLAN. Shareholders may establish an Automatic Investment Plan ("AIP") with the Transfer Agent whereby investments in any of the Accessor Funds are made automatically on a regularly basis (e.g., bi-monthly, monthly, quarterly). You may authorize regular electronic transfers of $25 or more from your bank checking account to purchase shares of one or more Accessor Funds based on instructions provided to the Transfer Agent. To enroll in the AIP, fill out and sign the Electronic Funds Transfer Form and mail or fax (206-224-4274) the completed form to Accessor Funds 15 days prior to the initial purchase.

     BY PURCHASES IN KIND. Under some circumstances, the Funds may accept securities as payment for Shares of the Fund. Such securities would be valued the same way the Fund's securities are valued (see "Valuation of Securities"). Please see "Additional Purchase and Redemption Information" in the Statement of Additional Information for further information.

IRA/SIMPLE/ROTH RIA/COVERDALE EDUCATION SAVINGS ACCOUNT PLANS. Investors may purchase Shares of the Fund through an Individual, SIMPLE, Roth or Educational Retirement Custodial Account Plan. An IRA, Roth IRA or Educational IRA account with an aggregate balance of less than $10,000 across all Funds on December 31 of any year may be assessed a $25.00 fee. Copies of an IRA, Roth IRA or Educational IRA Plan may be obtained from Accessor Capital by calling (800) 759-3504.

INVESTMENT MINIMUMS. The minimum initial investment in the Fund is $1,000,000; provided, however that the Distributor and/or the Fund reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required to be maintained. Subsequent purchases may be made in any amount.

SHARE PRICING
Investors purchase Shares of the Fund at its NAV. The NAV is calculated by adding the value of Fund assets, subtracting Fund liabilities, and dividing by the number of outstanding Shares. The NAV is calculated each day that the NYSE is open for business. The Fund generally calculates its NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time each day the NYSE is open. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Funds in good order.

MARKET TIMING/EXCESSIVE TRADING
Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.

The Fund (or Accessor Capital, on behalf of the Fund) may restrict or refuse purchases or investors who in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. You may be considered a market timer or excessive trader if you (i) redeem or exchange shares within 30 days of purchase; (ii) exchange shares out of the Fund within 30 days of an earlier exchange request out of the Fund; (iii) exchange shares out of the Fund more than four times within a calendar year; or
(iv) otherwise seem to follow a market timing pattern that the Fund or Accessor Capital believes may adversely affect the Fund. For these purposes, Accessor Capital may consider an investor's trading history in that Fund or other Accessor Funds, and Accounts under common ownership or control with an account that is covered by (i), (ii) or (iii) above are also subject to these limits.

FOR MORE INFORMATION

For additional information about purchasing shares of the Accessor Funds, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

EXCHANGING FUND SHARES

As a shareholder, you have the privilege of exchanging shares of the Fund for shares of other Accessor Funds. Shares of the Fund may be exchanged for shares of any other Accessor Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Accessor Fund. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Requests received "in good order" must include: account name, account number, dollar or share amount of transaction, Accessor Fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order.

Exchanges have the same tax consequences as ordinary sales and purchases. Shareholders should read the prospectus of any other Fund into which they are considering exchanging. An exchange of shares from a Fund involves a redemption of those shares and will be treated as a sale for tax purposes.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the class of shares of the Fund you want to exchange into is offered in your state of residence.

EXCHANGING THROUGH ACCESSOR FUNDS

Accessor Funds does not currently charge fees on exchanges made directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made any of the following ways:

         By Mail.  Share exchange instructions may be mailed to:

                                Accessor Funds, Inc.
                                Attn: Shareholder Services
                                P. O. Box 1748
                                Seattle, WA 98111-1748

         By Fax.  Instructions may be faxed to Accessor Funds at (206) 224-4274.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

REDEEMING FUND SHARES

Normally, your financial intermediary will send your request to redeem Fund shares to Accessor Funds' Transfer Agent. Shares held for you in your dealer's name must be sold through the dealer. Consult your financial intermediary for more information. Investors may request to redeem Fund Shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Requests received " in good order" must include: account name, account number, dollar or share amount of transaction, Fund(s), allocation of investment, and signature of authorized signer. The Transfer Agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include an Authorization for Distribution from IRA form, which includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                                      =========================
Investors may request to redeem Shares of the Fund    |  Redemption requests
on any day that the NYSE is open for business. The    |  for shares that were
request must be received in good order by the         |  purchased by check
Transfer Agent or certain financial intermediaries    |  will be honored at
prior to the close of the NYSE, normally 4:00 p.m.    |  the next NAV
Eastern time. Requests received "in good order"       |  calculated after
must include: account name, account number, dollar    |  receipt of the
or share amount of transaction, Fund name and         |  redemption request.
signature of authorized signer. Shares will be        |  However, redemption
redeemed at the next NAV calculated after the         |  proceeds will not be
Transfer Agent receives the redemption request in     |  transmitted until
good order. Payment will ordinarily be made within    |  the check used for
seven days of the request by wire-transfer or ACH     |  the investment has
to a shareholder's domestic commercial bank           |  cleared.
account. Shares may be redeemed from Accessor         =========================
Funds any of the following ways:

     BY MAIL. Redemption requests may be mailed to:

                        Accessor Funds, Inc.
                        Attn:  Shareholder Services
                        P. O. Box 1748
                        Seattle, WA 98111-1748.

     BY FAX. Redemption requests may be faxed to Accessor Capital at (206) 224-4274.

     BY TELEPHONE. Shareholders with account balances of at least $1 million in the Fund may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests, including personal identification requests and recording instructions given by telephone.

     REDEMPTION PROCEEDS. Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the "redemption instructions of record"), either electronically to the shareholder's pre-authorized bank account or by check to the shareholder's address of record. The Transfer Agent may charge a $10.00 processing fee for each redemption check. No interest will accrue on uncashed checks. The Transfer Agent will not charge for redemptions made electronically. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service. Large redemptions may disrupt the management and performance of the Fund. The Fund reserves the right to delay delivery of your redemption proceeds -- up to seven calendar days -- if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of the Fund's shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

In the event of an emergency as determined by the SEC, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of the Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

     SYSTEMATIC WITHDRAWAL PLAN. Shareholders may request an automatic, monthly, quarterly or annual redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

     LOW ACCOUNT BALANCES. Accessor Funds may redeem any account with a balance of less than $10,000 if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

SIGNATURE GUARANTEES

     A signature guarantee is designed to protect the shareholders and the Fund against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee, and will not be accepted by the Fund. Accessor Capital at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

o    Transfer of ownership to another individual or organization.
o Requests that redemption proceeds be sent to a different name or address than is registered on the account.
o    Requests that fed-wire instructions be changed.
o    Requests for name changes.
o    Adding or removing a shareholder on an account.
o    Establishing or changing certain services after the account is open.

DIVIDEND AND DISTRIBUTION

     DIVIDENDS. The Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fund normally pays dividend distributions monthly.
     OTHER DISTRIBUTIONS. The Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. The Fund normally pays capital gain distributions annually in December, although the Fund may occasionally be required to make supplemental distributions during the year.
     AUTOMATIC REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. All dividends and other distributions on Shares of the Fund will be automatically reinvested in additional Shares of the Fund unless a shareholder elects to receive them in cash. Shareholders that elect to receive their dividends in cash and request checks will be charged $10.00. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

VALUATION OF SECURITIES

The Fund generally values its securities using market quotations obtained from a pricing service. Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Short-term debt securities maturing in less than 60 days are valued using amortized cost, which approximates market value.

Over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Effective June 1, 2003, over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets shall be based on the NASDAQ Official Closing Price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices. All other over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value.

TAXATION

The Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Generally, dividends and distributions of net short-term capital gains and gains from certain foreign currency transactions are taxable as ordinary income, while distributions of other gains are taxable as long-term capital gains (generally, at the rate of 15% for non-corporate shareholders). The rate of tax to a shareholder on distributions from a Fund of capital gains ordinarily depends on the length of time the Fund held the securities that generated the gain, not the length of time the shareholder owned his or her shares.

Certain dividends and other distributions declared by the Fund in October, November, or December of any year are taxable to shareholders as though received on December 31 of that year if paid to them during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls. A redemption of a Fund's shares or an exchange of the Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Fund during the preceding year. The Fund is required to withhold and remit to the U.S. Treasury 30% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who have not provided the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gains distributions payable to those shareholders who are otherwise subject to backup withholding.

The foregoing is only a brief summary of certain Federal income tax consequences of investing in the Funds. Please see the Statement of Additional Information for a further discussion. Shareholders should consult a tax advisor for further information regarding the Federal, state, and local tax consequences of an investment in Advisor Class Shares.

DEFENSIVE DISTRIBUTION PLAN

Defensive Distribution Plan. The Fund has adopted a Defensive Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that Accessor Capital may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services. Accessor Capital may pay significant amounts to intermediaries, such as banks, broker-dealers and other service providers that provide those services. The Board of Directors has currently authorized such payments for the Funds.

PRIVACY POLICY

Accessor Funds has adopted a policy concerning investor privacy. To review the privacy policy, contact Accessor Funds at (800) 759-3504 or see the privacy policy that accompanies this prospectus.

To avoid sending duplicate copies of materials to households, Accessor Funds will mail only one copy of each prospectus, annual and semi-annual report and annual notice of Accessor Fund's privacy policy to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called household, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to shop householding.

FINANCIAL HIGHLIGHTS

As a new fund, financial highlight information is not available as of the date of this prospectus.

                                   APPENDIX A

Investment Techniques and Practices

In pursuing its investment objective, the Fund may engage in the principal and non-principal investment techniques and practices set forth below. Those techniques and practices that the Fund intends to employ currently are indicated by and asterisk (*), those that the Fund does not currently intend to use but which the Fund reserve to use at any time in the furture are indicated by a dash (--). The Fund may not use all of these techniques and practices. The Fund's principal investment strategies, security types and accompany risks are set forth in the Prospectus. The Fund's non-principal investment techniques and corresponding risks are more fully described in the Fund's SAI.


     *  Fund uses or currently                --  Permitted, but Fund does not
           anticipates using                        currently anticipate using

Investment Technique or Practice
------------------------------------------------------------------------------

Asset Backed Securities rated 20% risk based                              *
Whole Loan CMO's                                                          -
Sallie Mae ABS                                                            *
FNMA, FHLMC, FFCB, SLMA, FHLB                                             *
REFCO                                                                     -
Federal Financing Bank                                                    -
US Treasuries & Strips                                                    *
Deposit Notes and Bank Notes                                              -
Commercial Paper (backed by bank letter of credit)                        -
Asset-Backed Comml Paper from securitization process                      -
     rated A-1/P-1
TVA                                                                       *
Bankers Acceptances:
     OECD institutions                                                    -
     non-OECD institutions with 1 year of less mat.                       -
CD's (uninsured):
     US and OECD Institutions                                             -
     non-OECD Institutions with 1 year of less mat.                       -
Eurodollar CD's:
     OECD institutions                                                    -
     non-OECD Institutions with 1 year of less mat.                       -
MBS  pass-thru's
     GNMA                                                                 *
     FNMA AND FHLMC                                                       *
CMO's:
     GNMA                                                                 *
     VA Vendee                                                            -
Municipal Securities:
     GO's                                                                 *
     Ban's and Tan's                                                      *
     Pre-Refunded Munis                                                   *

SBA Loan Pools                                                            *
SBA guaranteed portion purchased & evidenced by 1086                      -
FHA loans                                                                 -
USDA loans guaranteed that are purchased                                  -
Mutual Funds                                                              -
Collateralized* Repos                                                     *

Collateralized by securities by are otherwise anticipated to be used by the Fund.

SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund's recent performance, including:

     o Management's discussion about recent market conditions, economic trends and Fund strategies that affected their performance over the recent period

     o    Fund performance data and financial statements

     o    Fund holdings.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus. For shareholder inquiries or for free copies of Accessor Funds' Annual Report, Semi-Annual Report, SAI, and other information contact your financial intermediary or:

         Accessor Capital Management LP
         1420 Fifth Avenue, Suite 3600
         Seattle, Washington 98101
         800-759-3504
         206-224-7420
         web site:  www.accessor.com

         Securities and Exchange Commission
         Washington, DC  20549-0102
         Public Reference Section (202) 942-8090 (for inquiries regarding hours of operation only)
         e-mail:  publicinfo@sec.gov
         web site:  www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC's website at www.sec.gov.

Accessor(R) is a registered trademark of Accessor Capital Management LP.

SEC file number: 811-06337.

                             ACCESSOR(R)FUNDS, INC.
                          1420 FIFTH AVENUE, SUITE 3600
                                SEATTLE, WA 98101
                         (206) 224-7420 / (800) 759-3504
                                www.accessor.com
                 ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                      Dated _________________________, 2004

INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATENENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL SECURITIES, AND WE ARE NOT SOLICITING OFFERS TO BUY THESE SECURITIES, IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

    ACCESSOR(R) FUNDS, INC. ("Accessor Funds") is a multi-managed, open-end management investment company, known as a mutual fund. Accessor Funds currently consists of ten investment portfolios (collectively, the "Underlying Funds"), and six funds of funds investment portfolios (called the "Accessor Allocation Funds" or the "Allocation Funds") each with its own investment objective and policies. This Statement of Additional Information relates to one of the Underlying Funds, the Accessor Limited Duration U.S. Government Fund (the "Fund"). Each of the Underlying Funds and the Accessor Allocation Funds are diversified, which means that with respect to 75% of its total assets, each Underlying Fund and each Accessor Allocation Fund will not invest more than 5% of its assets in the securities of any one issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than in the case of securities of other investment companies and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

The Fund is offered through a separate prospectus dated ________________, 2004 (the "Prospectus"). A copy of the Prospectus may be obtained free of charge by writing to or calling the address or telephone number listed above or by visiting our website at www.accessor.com. This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the appropriate Prospectuses.

Since the Fund is newly offered and has not completed a fiscal period as of the date of this SAI, no financial reports are available for the Fund as of such date.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY
INVESTMENT RESTRICTIONS, POLICIES AND RISKS.
MANAGEMENT OF THE FUNDS.
CODE OF ETHICS
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
VALUATION
FUND TRANSACTION POLICIES
PERFORMANCE INFORMATION
TAX INFORMATION
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
FINANCIAL STATEMENTS
PROXY VOTING POLICIES AND PROCEDURES
APPENDIX A - RATINGS OF DEBT INSTRUMENTS
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                         GENERAL INFORMATION AND HISTORY

Accessor Funds was incorporated in Maryland on June 10, 1991. Accessor Funds is authorized to issue sixteen billion shares of common stock, $.001 par value per share, and is currently divided into sixteen Funds. The Fund offers one class of shares. The Accessor Funds' Board of Directors ("Board of Directors") may increase or decrease the number of authorized shares without the approval of shareholders. Shares of Accessor Funds, when issued, are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Shares also are redeemable at the option of Accessor Funds under certain circumstances. All shares of the Fund are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Fund's shares do not have cumulative voting rights for the election of Directors. Pursuant to Accessor Funds' Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine. When you invest in the Fund, you acquire freely transferable shares of common stock that entitle you to receive annual, quarterly or monthly dividends as determined by the Fund's Board of Directors and to cast a vote for each Fund share you own at shareholder meetings.

Accessor Capital Management LP ("Accessor Capital"), a Washington limited partnership, is the manager and administrator of the Fund, pursuant to Management Agreements with the Fund. Accessor Capital is also the Fund's transfer agent, registrar, dividend disbursing agent and provides record keeping, administrative and compliance services pursuant to its Transfer Agency and Administrative Agreement ("Transfer Agency Agreement") with Accessor Funds.

                   INVESTMENT RESTRICTIONS, POLICIES AND RISKS

INVESTMENT RESTRICTIONS

Under normal circumstances the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued, guaranteed or sponsored by the U.S. Government, its agencies or instrumentalities (U.S. Government securities). The Fund has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in its policy to so invest its assets. The Fund's investment objective is a fundamental policy, which means that they cannot be changed without the vote of a majority (as such term is defined in the 1940 Act) of the outstanding voting securities of the Fund.

Fundamental Investment Restrictions

The Fund is subject to the following "fundamental" investment restrictions unless otherwise indicated. Unless otherwise noted, these restrictions apply at the time an investment is made. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction unless otherwise noted. Unless otherwise indicated the Fund may not:

1. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued, guaranteed or sponsored by the U.S. Government, its agencies or instrumentalities, including Government Sponsored Entities ("U.S. Government Securities")) if as a result, (i) more than 5% of the Fund's total assets would then be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.


2. Invest more than 25% of the value of its total assets in securities in any single industry, provided that there is no limitation on the purchase of securities issued, guaranteed or sponsored by the U.S. Government, its agencies or instrumentalities.

3. Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) and to the extent permitted under the 1940 Act .

* 4. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent not prohibited by the 1940 Act.

* 5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate. In particular the Fund may purchase mortgaged-backed securities.

6. Invest in commodities, except that the Fund may purchase and sell futures contract, including those relating to indices, and options on futures contracts or indices.

6. Underwrite the securities of other issuers, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

*For purposes of these restrictions, collateral arrangements with respect to any type of swap, option, forward contracts and futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures contracts is deemed to be the issuance of a senior security.

Non-Fundamental Investment Policies and Restrictions

The following is the Fund's non-fundamental investment policies and restrictions. These policies and restrictions may be modified or eliminated without shareholder approval.

1. The Fund intends to limit its investments and investment techniques so as to qualify for investment by national banks, federal savings associations, and federal credit unions.

2. The Fund does not currently intend to sell securities short or make short sales against-the-box.

3. The Fund does not currently intend to purchase securities on margin or purchase futures or options, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contract shall not constitute purchasing securities on margin.

4. The Fund does not currently intend to enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid if, in the aggregate, more than 15% of its net assets would be so invested. The Fund intends to limit the use of repurchase agreements to repurchase agreements involving obligations of the U.S. Government, including zero coupon Treasury securities that have been stripped of either principal or interest by the U.S. so long as the maturity of these securities does not exceed ten years, and obligations of the Federal Home Loan Banks, Fannie Mae, the Government National Mortgage Association, the Federal Farm Credit Banks, the Federal Financing Bank, the Student Loan Marketing Association and Freddie Mac.

5. The Fund does not currently intend to purchase any investment having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the Federal Financial Institutions Examinations Council ("FFIEC").

6. The Fund will not invest in "high risk" securities that do not meet the tests contained in the National Credit Union Administration, Regulation 703, and the Fund intends to limit its investments to those permissible for federal savings associations, national banks and federal credit unions under current applicable regulations.

7. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

8. The Fund does not currently intend to pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

9. The Fund does not currently to invest in securities, other than mortgage-related securities, asset-backed securities or obligations of any U.S. Government agency or instrumentality, of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would then be invested in such securities.

10. The Fund does not currently intend to make investments for the purpose of exercising control of management.

11. The Fund may not purchase warrants. Warrants attached to other securities are not subject to this limitation. Rights or warrants acquired as a result of ownership of other instruments shall not be subject to this limitation.

12. The Fund does not currently intend to enter into reverse repurchase agreements and dollar rolls, that together with its other borrowings exceeds 5% of its net assets.

13. The Fund does not currently intend to invest in publicly traded real estate investment trusts ("REITs").

14. The Fund does not currently intend to invest in privately-issued STRIPS.

15. The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund's expenses or to permit the Fund to meet redemption requests. Under normal circumstances, no more than 20% of the Fund's net assets will be comprised of cash or cash equivalents, as discussed below. The Fund may invest up to 20% of its net assets in:

     (i) Obligations (including certificates of deposit and bankers' acceptances) maturing in 13 months or less of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term "certificates of deposit" includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

     (ii) Commercial paper guaranteed or supported by a letter of credit issued by a bank, that meets the requirements set forth in paragraph (i) above, maturing in 13 months or less, and of "eligible quality" as described below.

     (iii) Letters of credit or lines of credit arrangements with banks [and other financial intermediaries] for the specific purpose of providing liquidity to the Fund. Lines of Credit are limited to no more than 10% of the Fund's assets as determined at the end of each calendar quarter. If the letter of credit or line of credit is issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If issued or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Fund's Money Manager, under the supervision of Accessor Capital and the Board of Directors, or Accessor Capital, as applicable.

"Eligible quality," for this purpose, means (i) a security rated (or issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) in the highest short-term rating category (e.g., A-1/P-1) or the highest long-term rating categories (e.g., AAA/Aaa) by at least two major rating agencies assigning a rating to the security or issuer (or, if only one agency assigned a rating, that agency) or (ii) an unrated security deemed of comparable quality by the Fund's Money Manager, if applicable, or Accessor Capital under the general supervision of the Board of Directors. Government securities are generally considered to have the highest rating. The purchase by the Fund of a security of eligible quality that is rated by only one rating agency or is unrated must be approved or ratified by the Board of Directors.

In selecting commercial paper and other obligations for investment by the Fund, the Money Manager also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. Accessor Capital monitors, and the Board of Directors reviews on a quarterly basis, the credit quality of securities purchased for the Fund. If commercial paper or another obligation held by the Fund is assigned a lower rating or ceases to be rated, the Money Manager under the supervision of Accessor Capital, will promptly reassess whether that security presents credit risks consistent with the Fund's credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents minimal credit risks or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Accessor Capital and the Board of Directors determine that to do so is not in the best interests of the Fund and its shareholders.

The Fund may hold cash reserves in an unlimited amount or invest in short-term and money market instruments for temporary defensive purposes when its Money Manager believes that a more conservative approach is desirable.

16. The Fund does not currently intend to invest in fixed-income securities, including convertible securities, rated by S&P or Moody's, or in unrated securities deemed by Accessor Capital or the Money Manager to be of a lesser credit quality than AAA or having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC. Generally, Government securities are unrated but considered to be of the highest quality. These ratings are modified with a plus (+) or minus (-) sign by S&P and with a 1,2 or 3 by Moody's to show the relative standing within the rating category. (See Appendix A for more information about these ratings.)

Accessor Capital monitors the credit quality of securities purchased for the Fund and reports to the Board of Directors on a quarterly basis. The Board of Directors reviews these reports. In selecting obligations for investment by the Fund, Accessor Capital and/or the Money Manager, as applicable, also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If an obligation held by the Fund is assigned a lower rating or ceases to be rated, the Money Manager under the supervision of Accessor Capital, will promptly reassess whether that security presents credit risks consistent with the Fund's credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund's credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Accessor Capital and the Board of Directors determine that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid only if they are determined to be so in compliance with procedures approved by the Board of Directors.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain more detailed information about the types of investments in which the Fund may invest, strategies the Fund may employ and a summary of related risks.

ASSET-BACKED SECURITIES offered through trusts and special purpose subsidiaries in which various types of assets, primarily home equity loans and automobile and credit card receivables, are securitized in pass-through structures, which means that they provide investors with payments consisting of both principal and interest as the loans in the underlying asset pool are paid off by the borrowers, similar to the mortgage pass-through structures described below in "Risks of Investing in Asset-Backed and Mortgage-Related Securities" or in a pay-through structure similar to the collateralized mortgage structure.

CORPORATE OBLIGATIONS. Corporate debt obligations include (i) corporate debt securities, including bonds, debentures, and notes; (ii) commercial paper (including variable-amount master demand notes); (iii) repurchase agreements involving investment-grade debt obligations; and (iv) convertible securities-debt obligations of corporations convertible into or exchangeable for equity securities.

DURATION. Duration is one of the fundamental tools used by used by the Money Manager of the Fund in security selection. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to change by approximately three percent with a one percent change in interest rates. Assumptions generally accepted by the industry concerning the probability of early payment and other factors may be used in the calculation of duration for debt securities that contain put or call provisions, sometimes resulting in a duration different from the stated maturity of the security. With respect to certain mortgage-backed securities, duration is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. The maturity of a security measures only the time until final payment is due and, in the case of a mortgage-backed security, does not take into account the factors included in duration.

A fund's duration directly impacts the degree to which asset values fluctuate with changes in interest rates. For every one percent change in interest rate, a fund's net asset value (the "NAV") is expected to change inversely by approximately one percent for each year of duration. For example, a one percent increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years, to decrease in value by approximately five percent (one percent interest rate increase multiplied by the five year duration).

Under normal market conditions, the Fund seeks to have a dollar-weighted average portfolio duration of between two and five years

FORWARD COMMITMENTS. The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. The Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid assets of the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased, measured on a daily basis, will be segregated on the Fund's records at the trade date and maintained until the transaction is settled, so that the purchase of securities on a forward commitment basis is not deemed to be the issuance of a senior security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

INFLATION-INDEXED BONDS. The Fund may invest in U.S. Treasury inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%). If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U or any inflation index will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. Interest payments on such bonds may vary because the interest principal and/or interest is periodically adjusted based on the current inflation rates. If the inflation index falls, the interest payable on these securities will also fall. The U.S. Treasury guaranteed that it would pay back the par amount of such bonds where there is a drop in prices.

ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.]

LIQUIDITY MANAGEMENT PRACTICES. The Fund may periodically enter into Letter of Credit or Line of Credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. As capital markets are not always liquid or efficiently priced, it may from time to time be necessary for the Fund to borrow money or put securities to banks or other financial intermediaries in order to meet shareholder liquidity demands. Letters of Credit are limited to 20% of the Fund's net assets as determined at the end of each calendar quarter, while Lines of Credit are limited to no more than 10% of the Fund's assets as determined at the end of each calendar quarter.

In the case of a Letter of Credit arrangement, for a fee paid by the Fund, a bank or other suitable financial intermediary would agree to assume ownership (irrevocably) of securities held in the portfolio for the amortized cost of those securities. The assumption behind such a put transaction is that the securities being put are subject to an unforeseen liquidity squeeze that would cure itself over some intermediate period of time, but not in a time necessary to meet shareholder redemption requests. Once eligible securities are put under a Letter of Credit arrangement, there is no recourse to the Fund, that the bank or financial intermediary would contractually be able to attest.

In the case of a Line of Credit arrangement the Fund enters into agreements with banks or other financial intermediaries to supply loan availability to the Fund, where the Fund pledges securities positions within the Fund as collateral. Typically, this arrangement is a temporary affair meant to meet redemption requests that temporarily exceed the cash equivalents available within the Fund. For example, the Fund processes redemption requests on a daily basis. As a general rule the Fund would not know the aggregate value of those redemption requests until after the close of trading on any given day. At that point it would be impossible for the Fund to sell securities for regular settlement the following day in order to meet the redemption requests that will need to be serviced on that following day. A Line of Credit arrangement would facilitate the satisfaction of these redemption requests.

MONEY MARKET INSTRUMENTS.  The Fund may invest up to 20% of its net assets in:

(i) Obligations (including certificates of deposit and bankers' acceptances) maturing in 13 months or less of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or
(b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term "certificates of deposit" includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

(ii) Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, denominated in U.S. dollars, and of "eligible quality" as described below. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Fund's Money Manager, under the supervision of Accessor Capital and the Board of Directors, or Accessor Capital, as applicable.

"Eligible quality," for this purpose, means (i) a security rated (or issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) in the highest short-term rating category (e.g., A-1/P-1) or one of the two highest long-term rating categories (e.g., AAA/Aaa or AA/Aa) by at least two major rating agencies assigning a rating to the security or issuer (or, if only one agency assigned a rating, that agency) or (ii) an unrated security deemed of comparable quality by the Fund's Money Manager, if applicable, or Accessor Capital under the general supervision of the Board of Directors. The purchase by the Fund of a security of eligible quality that is rated by only one rating agency or is unrated must be approved or ratified by the Board of Directors.

MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions and other lenders are often assembled into pools, the interests in which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Interests in such pools are called "mortgage-related securities" or "mortgage-backed securities." Most mortgage-related securities are pass-through securities, which means that they provide investors with payments consisting of both principal and interest as mortgages in the underlying mortgage pool are paid off by the borrower. The Fund may invest in mortgage-related securities, and, in particular, mortgage pass-through securities, mortgage-related securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates"), FNMA and FHLMC mortgage-backed obligations and mortgage-backed securities of other issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers). GNMA creates mortgage-related securities from pools of Government-guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings and loan associations. FNMA and FHLMC issue mortgage-related securities from pools of conventional and federally insured or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. The GNMA, FHLMC or FNMA Certificates are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the Fund).

The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-related securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, in the Fund's opinion, their close relationship with the U.S. Government makes them high quality securities with minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities; however, these securities generally have the potential for greater fluctuations in yields as their prices will not generally fluctuate as much as more traditional fixed-rate debt securities.

In the case of mortgage pass-through securities, such as GNMA Certificates or FNMA and FHLMC mortgage-backed obligations, early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure) may expose the Fund to a lower rate of return upon reinvestment of the principal. For example, with respect to GNMA Certificates, although mortgage loans in the pool will have maturities of up to 30 years, the actual average life of a GNMA Certificate typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the Certificates.

In addition, tracking the "pass-through" payments on GNMA Certificates and other mortgage-related and asset-backed securities may, at times, be difficult. Expected payments may be delayed due to the delays in registering newly traded paper securities. The Funds' Custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Some mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and should not be subject to this risk of delays in timely payment of income.

The Fund may invest in pass-through mortgage-related securities, such as fixed-rate mortgage-related securities ("FRMs") and adjustable rate mortgage-related securities ("ARMs"), which are collateralized by fixed rate mortgages and adjustable rate mortgages, respectively. ARMs have a specified maturity date and amortize principal much in the fashion of a fixed-rate mortgage. As a result, in periods of declining interest rates there is a reasonable likelihood that ARMs will behave like FRMs in that current levels of prepayments of principal on the underlying mortgages could accelerate. One difference between ARMs and FRMs is that, for certain types of ARMs, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest due to an ARM security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). A CMO is a debt security that is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs generally are partitioned into several classes with a ranked priority as to the time that principal payments will be made with respect to each of the classes. The Fund will generally only invest in privately-issued CMOs that are collateralized by mortgage-backed securities issued or guaranteed by Government National Mortgage Association ("GNMA") Certificates, Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") and in CMOs issued by FHLMC.

The Fund may also invest in Whole Loan CMO's. A Whole Loan CMO is a mortgage-backed security (MBS) whose underlying mortgage loans do not conform to GNMA, FNMA, and FHLMC pooling requirements. Typically, the underlying mortgage loans are larger than GNMA's, FNMA's and FHLMC's maximum conforming loan size. Thus the loans are pooled by a private entity that in turn issues an MBS. Generally, the private entities employ some type of credit enhancement(s) to assure investors of the timely receipt of their principal and interest payments.

A REMIC must elect to be, and must qualify for treatment as such, under the Internal Revenue Code of 1986, as amended (the "Code"). A REMIC must consist of one or more classes of "regular interests," some of which may be adjustable rate, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured, principally by real property. The Fund does not intend to invest in residual interests. Congress intended for REMICs to ultimately become the exclusive vehicle for the issuance of multi-class securities backed by real estate mortgages. If a trust or partnership that issues CMOs does not elect and qualify for REMIC status, it will be taxed at the entity level as a corporation.

REGULATION 703 - limits federally chartered credit unions to invest only in permissible instruments, including corporate CDs, U.S. Treasuries, U.S. Government Agencies, Conforming CMOs and mortgage backed securities, bank and saving and loan CDs, select mutual funds and money market fund, based on four characteristics: liquidity, transparency, yield and complexity.

REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which the Fund purchases a fixed-income security, generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit, from a commercial bank, or broker or dealer, and simultaneously agrees to sell the security back to the original seller at an agreed upon price and date (normally, the next business day). The securities purchased by the Fund will have a total value in excess of the value of the repurchase agreement and will be held by Fifth Third Bank, the Funds' custodian (the "Custodian"), either physically or in a book-entry system, until repurchased. Repurchase agreements will at all times be fully collateralized by U.S. Government Securities or other collateral, such as cash, in an amount at least equal to the repurchase price, including accrued interest earned on the underlying securities, and the securities held as collateral will be valued daily, and as the value of the securities declines, the Fund will require additional collateral. If the party agreeing to repurchase should default and if the value of the collateral securing the repurchase agreements declines below the repurchase price, the Fund may incur a loss. Repurchase agreements carry certain risks associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the counterparty to the repurchase agreement becomes bankrupt or otherwise fails to deliver securities. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase agreement transactions to counterparties who meet creditworthiness standards approved by the Board of Directors, which include commercial banks having at least $1 billion in total assets and broker-dealers having a net worth of at least $5 million or total assets of at least $50 million. See "Investment Restrictions, Policies and Risks
- Illiquid Securities."

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of borrowing and is a transaction whereby the Fund sells and simultaneously agrees to repurchase a portfolio security to a bank or a broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains the right to receive interest and principal payments. At the agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. The Fund may also enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, the Fund forego principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

At the time the Fund enters into reverse repurchase agreements or dollar rolls, the Fund will establish or maintain a segregated account with a custodian approved by the Board of Directors, containing cash or liquid assets having an aggregate value, measured on a daily basis, at least equal in value to the repurchase price including any accrued interest. Reverse repurchase agreements and dollar rolls involve the risk that the market value of securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the counterparty to a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions.

Reverse repurchase agreements and dollar rolls are considered borrowings by the Funds for purposes of the percentage limitations applicable to borrowings.

RISK-BASED WEIGHTINGS. The Federal Financial Institutions Examination Council ("FFIEC") is a formal interagency board empowered to prescribe uniform principals, standards, and report forms for the federal examination of financial institutions by the Board of Governors of the Federal Reserve System (FRB), the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Administration (NCUA), the Office of the Comptroller of the Currency (OCC) and the Office of Thrift Supervision (OTS) and, to make recommendations to promote uniformity in the supervision of financial institutions. Under normal circumstances, the Fund will not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC, as may be amended from time to time.

RISKS OF INVESTING IN ASSET-BACKED AND MORTGAGE-RELATED SECURITIES. The yield characteristics of mortgage-related securities (including CMOs and REMICs) and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Bond Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Although the extent of prepayments in a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund is likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-related securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-related securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, because asset-backed securities do not usually have the type of security interest in the related collateral that mortgage-related securities have. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor's ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

At times the value of mortgage or asset-backed securities may be particularly sensitive to changes in the general level of interest rates. Early repayment of principal on some mortgage or asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When the general level of interest rates rise, the value of a mortgage or asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage or asset-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages or assets will affect the price and volatility of a mortgage or asset-backed securities, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages or assets increase the effective maturity of these securities, the volatility of the security can be expected to increase. The value of these securities may also fluctuate in response to other idiosyncratic circumstances. Additionally, certain mortgage or asset-backed securities are supported by certain guarantees that are made by U. S. Government agencies that do not enjoy the full faith and credit guarantee available from the U. S. Government directly.

SECURITIES LENDING. Consistent with applicable regulatory requirements, the Fund, pursuant to a securities lending agency agreement between the lending agent and the Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Fund's net assets, currently 33-1/3%. Such loans must be callable at any time by the Fund and at all times be secured by cash, U.S. Government securities, irrevocable letters of credit or such other equivalent collateral that is at least equal to the market value, determined daily, of the loaned securities. The Fund will receive the collateral in an amount equal to at least 102% (in the case of domestic securities) or 105% (in the case of foreign securities) of the current market value of the loaned securities plus accrued interest. Cash collateral received by the Fund will be invested in any securities in which the Fund is authorized to invest. The advantage of such loans is that the Fund continues to receive interest and dividends on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral that will be invested in short-term obligations.

A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by and under the general supervision of the Board of Directors, as monitored by Accessor Capital and the lending agent. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would be borne by the Fund.

Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

SPECIAL RISKS OF HEDGING AND INCOME ENHANCEMENT STRATEGIES. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Money Manager's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include: (1) dependence on the Money Manager's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time;
(5) the possible need to raise additional initial margin; (6) in the case of futures, the need to meet daily margin in cash; and (7) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

TEMPORARY DEFENSIVE POLICIES. If, in the opinion of Accessor Capital and/or the Money Manager, as applicable, market or economic conditions warrant, the Funds may adopt a temporary defensive strategy.

During these times, the average dollar weighted portfolio duration of the Fund may fall below two years, or rise to as high as fifteen years. In such event, the Fund will be subject to greater or less risk depending on whether average dollar weighted portfolio duration is increased or decreased. At any time that these Fund's average dollar weighted portfolio duration is increased, the Fund is subject to greater risk, since at higher durations the Fund's asset value is more significantly impacted by changes in prevailing interest rates than at lower durations. Likewise, when the Fund's average dollar weighted portfolio duration is decreased, the Fund is subject to less risk, since at lower durations the Fund's asset value is less significantly impacted by changes in prevailing interest rates than at higher durations. When Accessor Capital and/or the Money Manager determines that a temporary defensive strategy is no longer needed, investments will be reallocated to return the Fund to its designated average dollar weighted portfolio duration.

U.S. GOVERNMENT SECURITIES. Fund may invest in U.S. Treasury securities that include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Fund, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("Government Sponsored Entities" or "GSEs"). Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such Government Sponsored Entities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund may purchase U.S. Government obligations on a forward commitment basis.

Government Sponsored Entities are financing entities created by Congress to fund loans to certain groups of borrowers such as homeowners, farmers and students. GSEs are also sometimes referred to as federal agencies or federally sponsored agencies. All GSE debt is sponsored but not guaranteed by the federal government, whereas government agencies such as Government national Mortgage Association (Ginnie Mae) are divisions of the government whose securities are backed by the full faith and credit of the United Staets. Some carry the same full faith and credit guarantee that is a characteristic of a U. S. Treasury Note. An example of a security with this identical full faith and credit guarantee would be a pooled interest certificate of the U. S. Small Business Administration ("SBA"). Other debt issuers like the Federal Land Bank or Federal Farm Credit Bank carry an implicit guarantee in that there is no explicit obligation on the part of the U. S. Government to make good on obligations of these GSEs. Secondly, some GSEs' income is exempt from state income tax for certain types of investors. For example, obligations of the Federal Land Bank are exempt from state and local taxation in many states, while issues of the Federal National Mortgage Association are not so tax exempt. Thirdly, under existing law, GSEs are exempt from registration requirements as promulgated by the U.S. Securities and Exchange Commission.

VARIABLE AND FLOATING RATE SECURITIES. A floating rate security is one whose terms provide for the automatic adjustment of interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as the 90-day United States Treasury bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the security's market value from the original purchase price, resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

The Fund may purchase variable rate U.S. Government Securities that have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate U.S. Government Securities on which interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a portfolio may invest in obligations that are not so rated only if its Money Manager determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Money Manager of the Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Fund.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed-delivery basis. In addition, securities may be purchased in transactions where, although the security is delivered and paid for by regular-way settlement, the delivery period established by the securities industry for that particular security results in the payment and delivery at a future date. By the time of its delivery, such a security may be valued at less than the purchase price. Although the time period for settlement may be beyond several days, the securities are delivered for settlement within the time frame that the securities industry has established for that type of security. Securities purchased for payment and delivery at a future date are subject to market fluctuation, and no interest accrues to the Funds until delivery and payment take place. At the time each Fund makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value each day of such securities in determining its net asset value. When such securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any interest in the security. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities that are segregated and/or from available cash. If the Fund sells such a security before the security has been issued (or delivered), the Investment Adviser will instruct the Custodian to segregate assets to cover the security to satisfy the Fund's delivery obligations. Each Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

ZERO-COUPON SECURITIES. The Fund may invest in zero-coupon securities with remaining maturities of less than 1 year, subject to the requirements of the FFIEC 20% risk based capital or better. A zero-coupon security has no cash-coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

                             MANAGEMENT OF THE FUNDS

The Directors and Officers of Accessor Funds are listed below. All Directors and Officers listed are currently Directors and Officers of Accessor Funds and have served in that capacity continuously since originally elected or appointed. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                                      PRINCIPAL OCCUPATIONS      FUND COMPLEX
                                                                      DURING PAST FIVE YEARS     OVERSEEN BY   OTHER
     NAME, ADDRESS AND AGE   POSITION WITH         TERM OF OFFICE                                DIRECTOR      DIRECTORSHIPS HELD
                             ACCESSOR FUNDS

INTERESTED DIRECTORS

J. Anthony Whatley, III(1,2)  Director, President   All Positions     Director and President,     16            None
Age __                        & Principal           Held Since 1991   Accessor Capital
1420 Fifth Avenue             Executive Officer                       Corporation, since August
Seattle, WA 98101                                                     2000; Executive Director
                                                                      Accessor Capital
                                                                      Management LP since April
                                                                      1991.
NONINTERESTED DIRECTORS
George G. Cobean, III         Director              Director Since    Director, Vice President,   16           Director, Action
Age __                                              1991              Martinson, Cobean &                      Auto Glass of Tacoma,
1420 Fifth Avenue                                                     Associates,                              Inc.; Director, Tigre
Seattle, WA 98101                                                     P.S. (certified public                   Tierra Manufacturing
                                                                                                               Co.
accountants) since 1973.
Geoffrey C. Cross             Director              Director Since    President, Geoffrey C.      16           None
Age __                                              1993              Cross P.S., Inc.,
1420 Fifth Avenue                                                     (general practice of law)
Seattle, WA 98101                                                     since 1970.



Each Director is elected for an indefinite term, until his successor is elected.

-------------------------------------------------------------------------------
(1) J. Anthony Whatley, III is an interested director of Accessor Funds due to his employment by and/or indirect interest in Accessor Capital (2) J. Anthony
Whatley, III and Linda V. Whatley are husband and wife.



PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

NAME, ADDRESS AND AGE         POSITION WITH ACCESSOR FUNDS         TERM OF OFFICE         PRINCIPAL OCCUPATIONS
                                                                                          DURING PAST FIVE YEARS

Ravindra A. Deo               Senior Vice President, Treasurer &   Officer Since 1992     Director and Secretary, Accessor
Age __                        Principal Financial/ Accounting                             Capital Corporation, since August
1420 Fifth Avenue             Officer                                                     2000; Vice President and Chief
Seattle, WA 98101                                                                         Investment Officer, Accessor Capital
                                                                                          Management LP since January 1992.

Linda V. Whatley(2)           Senior Vice President & Assistant    Officer Since 1991     Vice President, Accessor Capital
Age __                        Secretary                                                   Management LP since April 1991.
1420 Fifth Avenue
Seattle, WA 98101

Robert J. Harper              Senior Vice President                Officer Since 1995     Director and Treasurer, Accessor
Age __                                                                                    Capital Corporation, since August
1420 Fifth Avenue                                                                         2000; Director of Sales and  Client
 Seattle, WA 98101                                                                        Service, Accessor Capital Management
                                                                                          LP since October 1993

Christine J. Stansbery        Senior Vice President & Secretary    Officer Since 1995     Vice President, Accessor Capital
Age __                                                                                    Corporation, since April 2001;
1420 Fifth Avenue                                                                         Assistant Vice President - Compliance
Seattle, WA 98101                                                                         since  January 1997, Regulatory
                                                                                          Manager from March through December
                                                                                          1996, Accessor Capital Management LP.

Darin K. Dubendorf            Vice President                       Officer Since 2002     Regional Director, Accessor Capital
Age __                                                                                    Management LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101

-----------------------------------------------------------------------------------------------------------------------------------
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.



PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

NAME, ADDRESS AND AGE         POSITION WITH ACCESSOR FUNDS           TERM OF OFFICE         PRINCIPAL OCCUPATIONS
                                                                                            DURING PAST FIVE YEARS



R. Michael Daley             Vice President                          Officer Since 2002   Regional Director, Accessor Capital
Age __                                                                                    Management LP since October 1998;
1420 Fifth Avenue                                                                         Temporary Employee, Temporarily Yours
Seattle, WA 98101                                                                         and Nashoba Placements from January
                                                                                          1998 through September 1998;
                                                                                          Representative, Pezro Brokers June
                                                                                          1997 through September 1997;
                                                                                          Full-Time Student, U of
                                                                                          Massachusetts September 1993
                                                                                          through June 1997.


Timothy Barton Strayer       Assistant Treasurer & Vice President    Officer Since 2002   Jr. Investment Analyst, Accessor
Age __                                                                                    Capital Management LP since April
1420 Fifth Avenue                                                                         2002; Full-time student, University
Seattle, WA 98101                                                                         of Northern Iowa August, 1996 - May,
                                                                                          2001; Computer Technician, University
                                                                                          of Northern Iowa, July, 1998-May,
                                                                                          2000; Shareholder Service Associate,
                                                                                          Tuve Investments, May, 1997 - August
                                                                                          1998.

Deborah Jean Bryan           Vice President                          Officer since 2003   Director of Operations and Information
Age __                                                                                    Systems, July 2003, Director of
1420 Fifth Avenue                                                                         Operations, February 1998 Accessor Capital
                                                                                          Management.
Seattle, WA  98101

Daniel Baccarini             Vice President                          Officer since 2003    National Sales Manager, Broker Dealer
Age __                                                                                     Division, August 2003, Accessor Capital
1420 Fifth Avenue                                                                          Management; Owner and President of The
Seattle, WA  98101                                                                         B&B Group, Inc. since 1997, a recruiting
                                                                                           and consulting firm specializing in



ROLE OF THE BOARD OF DIRECTORS

The Directors of Accessor Funds are responsible for the overall management and supervision of Accessor Funds' affairs and for protecting the interests of the shareholders. The Directors meet periodically throughout the year to oversee Accessor Funds' activities, review contractual arrangements with service providers for Accessor Funds and review Accessor Funds' performance.

AUDIT COMMITTEE. The Board of Directors of Accessor Funds has created an Audit Committee comprised solely of the Directors who are not "interested persons" of Accessor Funds as that term is defined under the 1940 Act ("No interested Directors"). The Audit Committee considers matters relating to the scope and results of Fund's audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board. The Audit Committee also makes recommendations to the full Board regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls of Accessor Funds and certain service providers. The Audit Committee currently consists of Mr. Cobean and Mr. Cross. The Audit Committee meets at least once during each fiscal year of the Funds, and generally meets quarterly prior to the regular Board of Directors meeting. In addition, representatives from the Funds' independent accountant frequently attend the quarterly Board meetings and thus are available to consult with the Board, including the Audit Committee separately when appropriate. Since the Fund is newly offered, as of the date of this SAI, the Audit Committee had not met during the fiscal year ended December 31, 2003 concerning the Fund.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Director in the Fund and in all Accessor Funds overseen by the Director as of December 31, 2003.

NAME OF DIRECTOR                         DOLLAR RANGE OWNED OF FUND             AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                SECURITIES OWNED IN ALL REGISTERED
                                                                                ACCESSOR FUNDS OVERSEEN BY DIRECTOR
INTERESTED DIRECTORS

J. Anthony Whatley III None Over $100,000


NONINTERESTED DIRECTORS

George G. Cobean III                     None                                   Less than $50,000
Geoffrey C. Cross                        None                                   Over $100,000


DIRECTOR CONFLICTS OF INTEREST

DIRECTOR POSITIONS. As of December 31, 2003, no Noninterested Director (or any of their immediate family members) owned beneficially or of record any class of securities of Accessor Capital, the Distributor, a Money Manager or any person controlling, controlled by or under common control with Accessor Capital, the Distributor or a Money Manager.

DIRECTOR INTERESTS. During the two years ended December 31, 2003, no Noninterested Director (or their immediate family members) had any direct or indirect interest in Accessor Capital, the Distributor, a Money Manager or any person controlling, controlled by or under common control with Accessor Capital, the Distributor or a Money Manager.

DIRECTOR TRANSACTIONS. During the past two years ended December 31, 2003, no Noninterested Director (or their immediate family members) had any direct or indirect material interest in any transaction or series of similar transactions with (i) Accessor Funds or any Fund; (ii) another fund managed by Accessor Capital, a Money Manager or a person controlling, controlled by or under common control with Accessor Capital or a Money Manager; (iii) Accessor Capital or a Money Manager; (iv) a person controlling, controlled by or under common control with Accessor Capital or a Money Manager; or (v) an officer of any of the above.

DIRECTOR RELATIONSHIPS. During the past two years ended December 31, 2003, no Noninterested Director (or their immediate family members) had any direct or indirect relationship with (i) Accessor Funds or any Fund; (ii) another fund managed by Accessor Capital, the Distributor, a Money Manager or a person controlling, controlled by or under common control with Accessor Capital or a Money Manager; (iii) Accessor Capital, the Distributor, or a Money Manager; (iv) a person controlling, controlled by or under common control with Accessor Capital, the Distributor or a Money Manager; or (v) an officer of any of the above.

OFFICER INTERRELATED BOARD SERVICE. During the past two years ended December 31, 2003, no officer of Accessor Capital, the Distributor, a Money Manager or any person controlling, controlled by or under common control with Accessor Capital, the Distributor or a Money Manager served on the board of directors of a company where a Noninterested Director of Accessor Funds (or any of their immediate family members) served as an officer.

COMPENSATION TABLE

The Board met ____ times during the fiscal year ended December 31, 2003. The following table shows the compensation paid by the Accessor Funds to the Directors during that year:


---------------------------- ------------------------- -------------------- -------------------- -------------------------
 NAME                        AGGREGATE COMPENSATION    PENSION OR           ESTIMATED ANNUAL     TOTAL COMPENSATION FROM
                             FROM ACCESSOR FUNDS       RETIREMENT           BENEFITS UPON        ACCESSOR FUNDS PAID TO
                                                       BENEFITS ACCRUED     RETIREMENT           DIRECTORS
                                                       AS PART OF THE
                                                       FUNDS EXPENSES
---------------------------- ------------------------- -------------------- -------------------- -------------------------
---------------------------- ------------------------- -------------------- -------------------- -------------------------

---------------------------- ------------------------- -------------------- -------------------- -------------------------
---------------------------- ------------------------- -------------------- -------------------- -------------------------
INTERESTED DIRECTORS
---------------------------- ------------------------- -------------------- -------------------- -------------------------
---------------------------- ------------------------- -------------------- -------------------- -------------------------
J. Anthony Whatley III          None                   None                 None                 None
---------------------------- ------------------------- -------------------- -------------------- -------------------------
---------------------------- ------------------------- -------------------- -------------------- -------------------------
NONINTERESTED DIRECTORS
---------------------------- ------------------------- -------------------- -------------------- -------------------------
---------------------------- ------------------------- -------------------- -------------------- -------------------------
George G. Cobean III            XXX                    None                 None
---------------------------- ------------------------- -------------------- -------------------- -------------------------
---------------------------- ------------------------- -------------------- -------------------- -------------------------
Geoffrey C. Cross               XXX                    None                 None                 XXX
---------------------------- ------------------------- -------------------- -------------------- -------------------------

Noninterested Directors of Accessor Funds are paid fees of $3,000 per meeting plus out-of-pocket costs associated with attending Board meetings. Directors employed by Accessor Capital have agreed that, if their employment with Accessor Capital is terminated for any reason, and a majority of the remaining Directors of Accessor Funds so request, they will be deemed to have resigned from the Board of Directors at the same time their employment with Accessor Capital terminates. Accessor Fund's officers and employees are paid by Accessor Capital and receive no compensation from Accessor Funds.

                                 CODE OF ETHICS

Accessor Funds, on behalf of the Fund, Accessor Capital and the Distributor have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act that establishes standards by which certain covered persons of Accessor Funds, Accessor Capital and the Distributor, respectively, must abide relating to personal securities trading conduct. Under the Code of Ethics, covered persons (who include, among others, directors and officers of Accessor Funds and employees of Accessor Funds, Accessor Capital and the Distributor), are generally prohibited from engaging in personal securities transactions with certain exceptions as set forth in the Code of Ethics. The Code of Ethics also contains provisions relating to the reporting of any personal securities transactions, and requires that covered persons shall place the interests of shareholders of Accessor Funds before their own. The Code of Ethics are on public file with, and are available from, the SEC.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of ________________, none of the Directors and officers of Accessor Funds, as a group, beneficially owned more than 1% of the shares of the Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

SERVICE PROVIDERS

The Fund's day-to-day operations are performed by separate business organizations under contract to Accessor Funds. The principal service providers are:

Manager, Administrator, Transfer Agent,       Accessor Capital Management LP
Registrar and Dividend Disbursing Agent

Custodian                                     Fifth Third Bank

Fund Accounting Agent                         ALPS Mutual Funds Services

Money Manager                                 Pennant Management, Inc.

Distributor                                   ALPS Distributors, Inc.

Independent Auditors                          _____________________________

Legal Counsel                                 Kirkpatrick & Lockhart

MANAGER, ADMINISTRATOR, TRANSFER AGENT, RESISTRAR AND DIVIDEND DISBURSING AGENT

Accessor Capital is the manager and administrator of the Fund, pursuant to a Management Agreement with the Underlying Funds. Accessor Capital provides or oversees the provision of all general management, administration, investment advisory and portfolio management services for the Fund. Under the Management Agreement, Accessor Capital provides the Fund with office space and equipment, and the personnel necessary to operate and administer the Fund's business and to supervise the provision of services by third parties such as the Money Manager, Fifth Third Bank that serves as the Custodian, ALPS Mutual Funds Services that serves as the Fund Accounting Agent, and ALPS Distributors, Inc. that serves as Distributor. Accessor Capital also develops the investment program for the Fund, selects Money Manager (subject to approval by the Board of Directors), monitors the Money Manager's investment programs and results, and may exercise investment discretion over the Fund and assets invested in the Fund's liquidity reserves, or other assets not assigned to a Money Manager. Accessor Capital currently invests all the assets of the U.S. Government Money Fund and the Accessor Allocation Funds. Accessor Capital also acts as the Transfer Agent, Registrar and Dividend Disbursing Agent for Accessor Funds and provides certain administrative and compliance services to Accessor Funds.

Under the Management Agreement, Accessor Capital has agreed not to withdraw from Accessor Funds the use of Accessor Funds' name. In addition, Accessor Capital may not grant the use of a name similar to that of Accessor Funds to another investment company or business enterprise without, among other things, first obtaining the approval of Accessor Funds' shareholders.

The Management Agreement was approved initially by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement, on June 17, 1992, by the shareholders of the Growth Fund, Value Fund (formerly referred to as Value and Income Portfolio), Small to Mid Cap Fund (formerly referred to as the Small Cap Portfolio) and International Equity Fund on June 17, 1992, by the shareholders of the Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund and U.S. Government Money Fund on August 3, 1992, and by the sole shareholder of the High Yield Bond Fund on May 1, 2000. The Management Agreement has been renewed by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement each year. The Management Agreement was most recently approved by the Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement, on February 12, 2003. The Management Agreement was amended to include the Limited Duration U.S. Government Fund on February 12, 2004.

BOARD APPROVAL OF MANAGEMENT AGREEMENT. When considering the approval of the amendment to the Management Agreement with the Underlying Funds to add the Fund, the Board reviewed reports prepared by and data provided by Accessor Capital and materials provided by Fund counsel. The principal factors considered by the Board are Accessor Capital's: (1) Selection, monitoring and, when necessary, proposing changes in the Money Manager, as evidenced principally by the investment performance of Fund relative to its benchmark index and to other mutual funds of comparable size with similar objectives over the last 1,3, and 5 year periods and for the life of the Funds. (2) Fees as a percentage of Fund's assets, as compared to fees paid to other investment managers by mutual funds of comparable size; and other compensation, principally transfer agency fees, paid by the Funds. (3) Cost-effective management of the Fund, as evidenced principally by the Fund's expense ratios as compared to mutual funds with similar objectives and of similar size in mutual fund families of similar size.
(4) Structuring and negotiation of the Money Manager fees,. (5) Initiation of new or revised portfolio investment practices and investor services and programs, and commitment of its resources, including some of its profits, to do so. (6) Day to day management and administration of the Fund's operations, including regulatory compliance, oversight of the Money Manager brokerage commission and portfolio trading practices.

ACCESSOR CAPITAL'S FEES. The Fund pays Accessor Capital as manager and administrator of the Fund, pursuant to the Management Agreement between Accessor Capital and Accessor Funds a fee equal on an annual basis to 0.12% of the Fund's average daily net assets.

As the Fund is newly offered and has not completed its first fiscal year as of the date of this SAI, no information on Management Fees paid by the Fund to Accessor Capital is available.

OTHER ACCESSOR CAPITAL SERVICES. Accessor Capital provides transfer agent, registrar and dividend disbursing agent services to the Fund pursuant to a Transfer Agency Agreement between Accessor Capital and the Fund. Sub-transfer agent and compliance services are provided to the Fund under the Transfer Agency Agreement. Accessor Capital also provides certain administrative and recordkeeping services under the Transfer Agency Agreement. For providing these services, Accessor Capital receives (i) a fee equal to 0.08% of the average daily net assets of the Fund, and (ii) a transaction fee of $0.50 per transaction. Accessor Capital is also reimbursed by Accessor Funds for certain out-of-pocket expenses including postage, taxes, wire transfer fees, stationery and telephone expenses. As the Fund has not completed its first fiscal year as of the date of this SAI, no information on other fees paid by the Fund to Accessor Capital is available.

The general and managing partner of Accessor Capital is Accessor Capital Corporation, which is a Washington corporation owned predominantly by J. Anthony Whatley III and the key management personnel of Accessor Capital. Zions Investment Management, Inc., a wholly-owned subsidiary of Zion's First National Bank, N.A., is the sole limited partner of Accessor Capital. The officers and directors of Accessor Capital Corporation who are also officers and/or directors of Accessor Funds, Inc. are: J. Anthony Whatley III, Ravindra A. Deo, Robert J. Harper and Christine J. Stansbery. The mailing address of Accessor Capital is 1420 Fifth Avenue, Suite 3600, Seattle, Washington 98101.

CUSTODIAN

The Fifth Third Bank, N.A., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, ("Fifth Third") a banking company organized under the laws of the State of Ohio, is the Fund's Custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be bought or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. Fifth Third is paid by the Fund an annual fee and also is reimbursed by the Fund for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone. Fifth Third also acts as Custodian for investors of the Funds with respect to the individual retirement accounts ("IRA Accounts").

FUND ACCOUNTING AGENT

ALPS Mutual Funds Services, 1625 Broadway, Suite 2200, Denver, Colorado 80202 ("ALPS") provides basic recordkeeping required by the Fund for regulatory and financial reporting purposes. ALPS is paid by the Fund an annual fee plus specified transactions costs for these services, and is reimbursed by the Fund for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone.

DISTRIBUTOR

ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver Colorado 80202 ("Distributor") serves as distributor for the Fund, pursuant to an agreement with Accessor Funds (the "Distribution Agreement"). The Distributor is an affiliate of ALPS, the Fund Accounting Agent for the Fund. Under the Distribution Agreement, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

 The Distributor is compensated under the Distribution Agreement.

The Distribution Agreement for the Fund may be terminated at any time upon 60 days written notice without payment of any penalty by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement will automatically terminate in the event of its assignment.

The Distribution Agreement will continue in effect until two years from its effective date, and shall automatically continue for successive one year periods, provided that such continuance is specifically approved (i) by a vote of the Board of Directors or (ii) by a vote of a majority of the outstanding securities of the Fund; provided that, in any event, such continuance shall be approved by the vote of a majority of the non-Interested Directors.

INDEPENDENT AUDITORS AND LEGAL COUNSEL

 ____________________________, serves as Fund's independent auditor and in that capacity audits the Funds' annual financial statements. Kirkpatrick & Lockhart LLP, 75 State Street, Boston, Massachusetts 02109 serves as the Funds' legal counsel.

MONEY MANAGER

The Money Manager is selected by Accessor Capital and has no affiliation with or relationship to the Fund or Accessor Capital other than as discretionary manager for the Fund's assets. In addition, the Money Manager and its affiliates may effect brokerage transactions for the Fund. See "Fund Transaction Policies--Brokerage Allocations." Accessor Capital The Money Manager Agreement is approved by the Board of Directors, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement, prior to the Agreement's effective date. The term of the Money Management Agreement is two years following its effective date. Following the initial two-year term, the Money Management Agreement is reviewed annually by the Board of Directors. The table below sets forth the effective date and Board and shareholder approval dates for the current Money Management Agreements for the Fund.

                                                            Current Money
                                                            Manager Agreement     Most Recent
                                 Current Money Manager      Effective Date        Board Approval   Shareholder
Fund                                                                              Date             Approval Date
-------------------------------- -------------------------- --------------------- ---------------- -------------------
-------------------------------- -------------------------- --------------------- ---------------- -------------------

Limited Duration U.S.            Pennant Management                               February 12,     __________, 2004
Government Fund                                             ___________, 2004     2004

--------------------
*Accessor Funds has obtained an exemptive order from the SEC that allows Accessor Funds to enter into an agreement or to change the Fund's Money Manager without shareholder approval, so long as, among other things, the Board of Directors approves the Money Manager change and new agreement. Where the Fund has changed Money Managers in accordance with this exemptive order, no shareholder approval was required and the original shareholder approval date for the previous agreement is shown.

The Fund's Money Manager is Pennant Management, Inc., ("Pennant Management") a Wisconsin corporation that is a registered investment advisor under the Investment Advisors Act of 1940, as amended. Pennant Management is owned by U.S. Fiduciary Services, Inc., a Illinois corporation. U.S. Fiduciary Services is owned as follows:

Name                     Percentage of Ownership   Affiliation

Roger L. Weston          49.23%                    Not affiliated with Pennant or U.S. FiduciaryServices
Michael Welgat           10.78%                    GreatBanc President & CEO and Exec VP of Pennant
Mark A. Elste            10.78%                    Pennant, President & CEO and Exec VP of GreatBanc
John P. Culhane          5.42%                     Sr. Vice President GreatBanc and Pennant
Richard F. Swenson       5.30%                     Not affiliated with Pennant or U.S. FiduciaryServices
Marilyn H. Marchetti     4.13%                     Sr. Vice President GreatBanc
Todd C. Johnson and
Heather M. Johnson as
Co-Trustees of the
Todd C. Johnson and
Heather M. Johnson
Living Trust of 1999     3.93%                     Not affiliated with Pennant or U.S. FiduciaryServices
Jay B. Kaun              2.63%                     Sr. Vice President GreatBanc and Pennant
Arnold E. Bruns          2.36%                     Sr. Vice President GreatBanc
Stephen J. Hartman
and Barbara Hartman
as Joint Tenants With
the Right of
Survivorship             2.21%                     Stephen Hartman, Sr. VP Greatbanc
John M. Banasek          1.58%                     Exec VP Greatbanc


Pennant Management manages the investment portfolios of insurance companies, community banks, healthcare organizations, governmental units and other personal and employee benefit trusts and entities.

As of December 31, 2003, Pennant Management managed assets of approximately $276,000,000.

BOARD APPROVAL OF MONEY MANAGER AGREEMENT. In connection with the approval of the Money Managers Agreement between Accessor Capital and Pennant Management, Inc. ("Pennant Management" or the "Money Manager") the Board reviewed reports and other data prepared by Accessor Capital, the Money Manager and Fund counsel. The Board considered a number of factors, including the nature and quality of the services provided by the Pennant Management, Inc. ("Pennant Management"); the investment philosophy and investment approach as applied to the Fund by Pennant Management; the investment management expertise of Pennant Management in respect of the Funds' investment strategies; the personnel, resources and experience of Pennant Management; Pennant Management's performance history and the management fees to be paid to Pennant Management relative to those of mutual funds with similar investment objectives, strategies and restrictions; Pennant Management's costs of providing services under the Money Manager Agreement; and any ancillary benefits Pennant Management may receive from its relationship with the Fund.. Additionally, the Board also considered Accessor Capital's assessment of the Money Manager's ability to manage the Fund and achieve its objectives. The Board also considered to the extent appropriate: the potential quality and timeliness of services provided to the Fund (e.g., reporting trades to the Fund custodian; assisting in resolving trade settlement or pricing issues); continuity of the Money Manager's investment personnel and the portfolio manager(s) serving the Fund; and regulatory compliance and compliance with the Fund's investment policies and administrative procedures.

MONEY MANAGER'S FEES

As the Fund has not completed its first fiscal year as of the date of this SAI, no information on fees paid to the Money Manager is available.

MONEY MANAGER FEES. The fees paid to the Money Manager of the Fund are paid pursuant to a Money Manager Agreement among Accessor Funds on behalf of the Fund, Accessor Capital and the Money Manager. The fees are based on a percentage of the assets of the Fund after a specific number of complete calendar quarters of management by the Money Manager.

For the first four complete calendar quarters of management of the Fund by the Money Manager, Accessor Funds will pay the Money Manager on a quarterly basis at the following annual fee of 0.20% ("Fund Management Fee") applied to the average daily net assets of the Fund.

Commencing with the fifth complete calendar quarter of management by the Money Manager for the Fund, Accessor Funds will pay the Money Manager based on the schedule below as applied to the average daily net assets of the Fund.

0.35% on the first $25 million of assets under management; plus, 0.25% on the next $75 million of assets under management, plus, 0.20% on all assets above $100 million

The Money Manager may, from time to time, find it in the appropriate to waive all or part of its Fund Management Fee, if it deems it to be in the best interest of the Fund and its shareholders.

FUND EXPENSES

The Fund pays all of its expenses other than those expressly assumed by Accessor Capital. The Fund's expenses include: (a) expenses of all audits and other services by independent public accountants; (b) expenses of the transfer agent, registrar and dividend disbursing agent; (c) expenses of the Custodian, administrator and Fund Accounting agent; (d) expenses of obtaining quotations for calculating the value of the Fund's assets; (e) expenses of obtaining Fund activity reports and analyses for the Fund; (f) expenses of maintaining the Fund's tax records; (g) salaries and other compensation of any of the Fund's executive officers and employees, if any, who are not officers, directors, shareholders or employees of Accessor Capital or any of its partners; (h) taxes levied against the Fund; (i) brokerage fees and commissions in connection with the purchase and sale of portfolio securities for the Fund; (j) costs, including the interest expense, of borrowing money; (k) costs and/or fees incident to meetings of the Fund, the preparation and mailings of prospectuses and reports of the Fund to their shareholders, the filing of reports with regulatory bodies, the maintenance of Accessor Funds' existence, and the registration of shares with federal and state securities authorities; (l) legal fees, including the legal fees related to the registration and continued qualification of the Fund' shares for sale; (m) costs of printing stock certificates representing shares of the Fund; (n) Directors' fees and expenses of Directors who are not officers, employees or shareholders of Accessor Capital or any of its partners; (o) the fidelity bond required by Section 17(g) of the 1940 Act, and other insurance premiums; (p) association membership dues; (q) organizational expenses; and (r) extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of Accessor Funds to indemnify its Directors, officers, employees and agents with respect thereto; The Fund is also responsible for paying a management fee to Accessor Capital. Additionally, the Fund pays a Management Fee to the Money Manager, as described above. Certain expenses attributable to the Fund are charged to the Fund, and other expenses are allocated among all of the Accessor Funds affected based upon their relative net assets.

The Fund has not adopted a Distribution and Service Plan or Administrative Services Plan for the Shares of the Limited Duration Fund. Shares of the Fund shall be offered at NAV with no distribution, administrative or shareholder service fees paid by the Fund. Shares are offered directly from the Fund and may be offered through Service Organizations that may impose additional or different conditions on the purchase or redemption of Fund shares and may charge transaction or account fees. Accessor Funds, on behalf of the Fund, pays no compensation to Service Organizations and receives none of the fees or transaction charges. Accessor Capital may enter into separate arrangements with some Service Organizations to provide administrative, accounting and/or other services with respect to Shares of the Fund and for which Accessor Capital will compensate the Service Organizations from its revenue.

DEFENSIVE DISTRIBUTION PLAN. On ________________, the Board of Directors of Accessor Funds, on behalf of the Fund, adopted a Defensive Distribution Plan ("Defensive Distribution Plan") pursuant to Rule 12b-1 of the 1940 Act. On ___________________, a majority of the outstanding shareholders of the Fund approved the Defensive Distribution Plan.

Under the Defensive Distribution Plan, if the payment of management fees or administration fees by the Fund to Accessor Capital Management is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Defensive Distribution Plan specifically recognizes that Accessor Capital Management may use its past profits or its other resources, including management fees paid to Accessor Capital Management by the Fund to pay for expenses incurred in connection with providing services intended to result in the sale of the Fund's shares and/or shareholder support services. In addition, the Defensive Distribution Plan provides that Accessor Capital Management may pay significant amounts to intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Directors has authorized such payments for the Funds.

The Board of Directors believes that the Defensive Distribution and Service Plan will provide benefits to the Fund. The Board of Directors believes that the multi-class structure may increase investor choice, result in efficiencies in the distribution of Fund shares and allow Fund sponsors to tailor products more closely to different investor markets. The Board of Directors further believes that multiple classes avoid the need to create clone funds, which require duplicative portfolio and fund management expenses.

                                   VALUATION

The NAV per share of each class is calculated at the close of regular trading on each business day on which shares are offered or orders to redeem may be tendered. A business day is one on which the New York Stock Exchange, Fifth Third and Accessor Capital are open for business. Non-business days for 2004 will be New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The public offering price of the Fund Shares is their net asset value.

 Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Prices are generally obtained using market quotations as provided by a pricing service. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price on the primary exchange on which the security is traded. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix that incorporates both dealer-supplied valuations and electronic data processing techniques. Short-term debt securities maturing in 60 days or less are valued using amortized cost, which approximates market value.

Over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price, or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Effective June 1, 2003, over-the-counter equity securities traded on the NASDAQ National Market and the NASDAQ SmallCap Markets shall be based on the NASDAQ Official Closing Price or, if believed to more accurately reflect the fair market value, the mean between the bid and the ask prices. All other over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value.

                            FUND TRANSACTION POLICIES

Generally, securities are purchased for the Fund for investment income and/or capital appreciation and not for short-term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to its Money Manager.

If the Fund changes Money Manager, it may result in a significant number of portfolio sales and purchases as the new Money Manager restructures the former Money Manager's portfolio.

FUND TURNOVER RATE. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities are excluded.

The Fund have no restrictions on portfolio turnover. The Fund will purchase or sell securities to accommodate purchases and sales of the Fund's shares. A high turnover rate may increase transaction costs and result in higher capital gain distributions by the fund. Trading may result in realization of net short-term capital gains that would not otherwise be realized. Shareholders are taxed on such gains when distributed from the Fund at ordinary income tax rates. See "Tax Information."

PORTFOLIO TURNOVER. While it is not the policy of the Fund to purchase securities with a view to short-term profits, the Fund will dispose of securities without regard to the time they have been held if such action seems advisable. The portfolio turnover rate of the Fund may exceed 100%.

 BROKERAGE ALLOCATIONS. The following is a description of the policy of the Fund with respect to brokerage allocation and brokerage commissions: Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions; on non-United States exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes a "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Money Manager. The Management Agreement and the Money Manager Agreement provide, in substance and subject to specific directions from the Board of Directors and officers of Accessor Capital, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best net price and execution for the Fund. Securities will ordinarily be purchased from the markets where they are primarily traded, and the Money Manager will consider all factors it deems relevant in assessing the best net price and execution for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the Management Agreement and the Money Manager Agreement authorize Accessor Capital and the Money Manager, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in selecting brokers to execute a particular transaction and in evaluating the best net price and execution, provided to the Funds. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, monetary and fiscal policy, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Accessor Capital or the Money Manager may select a broker or dealer (including affiliates of the Distributor) that has provided research products or services such as reports, subscriptions to financial publications and compilations, compilations of securities prices, earnings, dividends and similar data, and computer databases, quotation equipment and services, research-oriented computer software and services, consulting services and services of economic benefit to Accessor Funds. In certain instances, Accessor Capital or the Money Manager may receive from brokers or dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Accessor Capital or the Money Managers will make a good faith effort to determine the relative proportions of such products or services that may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Accessor Capital or the Money Manager through brokerage commissions generated by transactions of the Fund, while the portions of the costs attributable to non-research usage of such products or services is paid by Accessor Capital or the Money Manager in cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of Accessor Capital or the Money Manager allocation of the costs of such benefits and services between those that primarily benefit Accessor Capital or the Money Manager and those that primarily benefit Accessor Funds.

As a general matter, the Fund does not intend to pay commissions to brokers who provide such brokerage and research services for executing a portfolio transaction, which are in excess of the amount of commissions another broker would charge for effecting the same transaction. Nevertheless, occasional transactions may fall under these circumstances. Accessor Capital or the Money Manager must determine in good faith that the commission was reasonable in relation to the value of the brokerage and research services provided in terms of that particular transaction or in terms of all the accounts over which Accessor Capital or the Money Manager exercises investment discretion.

In addition, if requested by Accessor Funds, Accessor Capital, when exercising investment discretion, and the Money Manager may enter into transactions giving rise to brokerage commissions with brokers who provide brokerage, research or other services to Accessor Funds or Accessor Capital so long as the Money Manager or Accessor Capital believes in good faith that the broker can be expected to obtain the best price on a particular transaction and Accessor Funds determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to Accessor Funds, or to Accessor Capital for the benefit of Accessor Funds for which it exercises investment discretion, notwithstanding that another account may be a beneficiary of such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction. Subject to the "best execution" obligation described above, Accessor Capital may also, if requested by the Fund, direct all or a portion of the Fund's transactions to brokers who pay a portion of the Fund's expenses.

Accessor Capital does not expect the Fund ordinarily to effect a significant portion of the Fund's total brokerage business with brokers affiliated with the Distributor, Accessor Capital or their Money Manager. However, the Money Manager may effect portfolio transactions for the Fund assigned to the Money Manager with a broker affiliated with the Money Manager, as well as with brokers affiliated with other Money Managers, subject to the above considerations regarding obtaining the best net price and execution. Any transactions will comply with Rule 17e-1 of the 1940 Act. For the calendar years ended December 31, 2003, the Fund effected no transactions with affiliated brokers.
 BROKERAGE COMMISSIONS. The Board of Directors will review, at least annually, the allocation of orders among brokers and the commissions paid by the Fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund. Certain services received by Accessor Capital or Money Manager attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the Money Manager, or the Fund other than that for which the particular portfolio transaction was effected. The fees of the Money Manager are not reduced by reason of their receipt of such brokerage and research services.

The Fund generally does not pay brokerage commissions.

CALCULATION OF FUND PERFORMANCE

Information about the Fund's performance is based on its record to a recent date and is not intended to indicate future performance. From time to time, the yield and total return for the Fund may be included in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Fund will be based on the investment income per share (as defined by the SEC) during a particular 30-day (or one-month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

 The total return of the Fund may be included in advertisements or other written material. When the Fund's total return is advertised, it will be calculated, at a minimum, for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund. The Fund may present total rates of return which represent aggregate performance over a period or year-by-year performance, and which may or may not reflect the effect of maximum of other sales charges and CDSCs. Any fees charged by Service Organizations directly to their customers in connection with investments in the Fund are not reflected in the Fund's total return and such fees, if charged, will reduce the actual return received by customers on their investment.

The Fund may advertise its performance in terms of total return, which is computed by finding the compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes that all dividends and distributions are reinvested on the reinvestment dates during the relevant time period and accounts for all recurring fees. The Fund may also include in advertisements data comparing performance with the performance of published editorial comments and performance rankings compiled by independent organizations (such as Lipper or Morningstar, Inc.) or entities or organizations which track the performance of investment companies or investment advisers and publications that monitor the performance of mutual funds (such as BARRON'S, BUSINESS WEEK, FINANCIAL TIMES, FORBES, FORTUNE, INC., INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, MONEY, MORNINGSTAR, INC., MUTUAL FUND MAGAZINE, SMART MONEY and THE WALL STREET JOURNAL). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known unmanaged indices of market performance or other appropriate indices of investment securities or with data developed by Accessor Funds or Accessor Capital derived from such indices. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses, or the effects of any distribution and shareholder services expenses or sales charges. Fund performance may also be compared, on a relative basis, to other Funds of Accessor Funds. This relative comparison, which may be based upon historical Fund performance, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other Accessor Funds, and that combined or blended performance may be compared to the same Benchmark Indices to which individual Funds are compared. In addition, Accessor Funds may from time to time compare the expense ratio of the Funds to that of investment companies with similar objectives and policies, based on data generated by Lipper or similar investment services that monitor mutual funds.

In reports or other communications to investors or in advertising, the Fund may discuss relevant economic and market conditions affecting Accessor Funds. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data, and performance studies prepared by independent organizations or included in various publications reflecting the performance of or describing various asset classes or types of investments. In addition, Accessor Funds, Accessor Capital and the Money Manager may render updates of Fund investment activity, which may include, among other things, discussion or quantitative statistical or comparative analysis of portfolio composition and significant portfolio holdings including analysis of holdings by sector, industry, country or geographic region, credit quality and other characteristics. Accessor Funds may also describe the general biography, work experience and/or investment philosophy or style of the Money Manager of the Fund and may include quotations attributable to the Money Manager describing approaches taken in managing the Fund's investments, research methodology underlying stock selection or the Fund's investment objective. The Fund may also discuss measures of risk, including those based on statistical or econometric analyses (such as beta, standard deviation and Sharpe Ratio), the continuum of risk and return relating to different investments and the potential impact of foreign stocks on a portfolio otherwise composed of domestic securities. Information about portfolio allocation, portfolio turnover and fund holdings at a particular date may be included in advertisements or other material furnished to present and prospective investors. Descriptions of Accessor Capital and other Fund service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals and Service Organizations, also may be provided.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Articles, releases, advertising and literature may discuss the range of services offered by Accessor Funds, the Fund, the Distributor, the adviser and the transfer agent for the Fund, with respect to investing in shares of the Accessor Funds and customer service. Such materials may discuss the multiple classes of shares available from the Funds and their features and benefits, including the details of the pricing structure.

The Fund or the Distributor may make reference in its advertising and sales literature to awards, citations and honors bestowed on them by industry organizations and other observers and raters. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Fund's or Distributor's selection including, but not limited to, the scores and categories in which the Fund or Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Fund or the Distributor competed for the award, honor or citation.

The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Funds or the Distributor.

Accessor Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Act of 1934, as amended. Advertising and sales literature developed to publicize such arrangements shall explain the relationship of the bank to the Accessor Funds and the Distributor as well as the services provided by the bank relative to the Accessor Funds. The material may identify the bank by name and discuss the history of the bank, including, but not limited to, the type of bank, its asset size, the nature of its business and services and standing in the industry.

CALCULATION OF FUND PERFORMANCE INFORMATION

Total Return Quotations. The Fund computes its average annual total return by using a standardized method of calculation required by the SEC. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 (with or without giving effect to the deduction of a CDSC, if applicable) over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                    n
                              P(1+T)  = ERV

Where:            P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof)

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectuses on the reinvestment dates during the period, and includes all recurring fees.

   The Fund's is newly offered and no performance information is provided.
Total Return (After Taxes on Distributions) Quotation. The Fund computes its average annual total return after taxes on distributions by using a standardized method of calculation required by the SEC. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 (with or without giving the effect to the deduction of a CDSC, if applicable) over the one, five and ten year periods (or life of the Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

Where:            P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return (after taxes on
                                    distributions)
                  N        =        number of years
                  ATV
                     D     =        ending value of a hypothetical $1,000
                                    payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

The calculation assumes that all dividends and distributions of the Fund, less the taxes due on such distributions, are reinvested at the price stated in the Prospectuses on the reinvestment dates during the period, and includes all recurring fees. The calculation uses the historical highest individual federal marginal income tax rates corresponding to the tax character of each component of the distributions and do not reflect the impact of state and local taxes.

  The Fund is newly offered and no performance information is provided.


Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation. The Fund computes its average annual total return after taxes on distributions and sale of fund shares by using a standardized method of calculation required by the SEC. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 (with or without giving the effect to the deduction of a CDSC, if applicable) over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

Where:            P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return (after taxes on
                                    distributions)
                  N        =        number of years
                  ATV
                     DR    =        ending value of a hypothetical $1,000
                                    payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof), after taxes on fund distributions and redemption.

The calculation assumes that all dividends and distributions of the Fund, less the taxes due on such distributions, are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees. The calculation uses the historical highest individual federal marginal income tax rates corresponding to the tax character of each component of the distributions and do not reflect the impact of state and local taxes.

  The Fund is newly offered and no performance information is provided.

Yield Quotations. Yields are computed by using standardized methods of calculation required by the SEC. Yields for the Fund are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period (with or without giving the effect to the deduction of a CDSC, if applicable), according to the following formula:

                                    a-b
                                  -------     6
                      YIELD = 2[(   cd     +1)  -1]

Where:         a     =    dividends and interest earned during the period;

               b     =    expenses accrued for the period (net of
                          reimbursements);

               c     =    average daily number of shares outstanding
                          during the period that were entitled to receive dividends; and

               d     =    the maximum offering price per share on the last
                          day of the period.

The Fund is newly offered and no performance information is provided.

                                 TAX INFORMATION

TAXATION OF THE FUNDS -- GENERAL

  The Fund, which is treated as a separate entity for federal income tax purposes, has elected to be, and intends to remain qualified for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. That treatment relieves the Fund, but not its shareholders, from paying federal income tax on any investment company taxable income (consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss) and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), if any, that are distributed to its shareholders in a timely manner.

To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For the Fund, these requirements include the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or in two or more issuers that the Fund controls and that are engaged in similar trades or businesses.

If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

  The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year at least 98% of the sum of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For this and other purposes, dividends declared by The Fund in October, November or December of any calendar year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the dividends are paid during the following January. The Fund intends to make sufficient distributions to avoid the Excise Tax.

TAXATION OF THE SHAREHOLDERS

 Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received from the Fund may be taxed at new tax rates equal to those applicable to net long-term capital gains (15%, or 5% for individuals in the 10% or 15% tax brackets, as discussed above), but only if certain holding period requirements are satisfied and the dividends are attributable to qualified dividends received by the Fund itself. For this purpose, "qualified dividends" means dividends received by the Fund after December 31, 2002 from United States corporations and qualifying foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividends. Dividends received by the Fund from REITs are qualified dividends eligible for this lower tax rate only in limited circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. The Fund will provide notice to its shareholders of the amount of any distribution that may be taken into account as a qualified dividend that is eligible for the new capital gains tax rates.

 If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Any loss realized by a shareholder on a sale (redemption) or exchange of shares of The Fund will be disallowed to the extent the shareholder purchases other shares of the Fund, regardless of class, within 30 days before or after the disposition.

A portion of the dividends from the Fund's investment company taxable income, whether paid in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations; capital gain distributions thus are not eligible for the deduction. Dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction.

Any distribution paid shortly after a purchase of Fund shares by an investor will reduce the NAV of those shares by the distribution amount. While such a distribution is in effect a return of capital, it is nevertheless subject to federal income tax. Therefore, prior to purchasing shares of the Fund, an investor should carefully consider the impact of distributions that are expected to be or have been announced.

HEDGING STRATEGIES

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

To the extent the Fund recognizes income from a "conversion transaction," as defined in section 1258 of the Code, all or part of the gain from the disposition or other termination of a position held as part of the conversion transaction may be recharacterized as ordinary income. A conversion transaction generally consists of two or more positions taken with regard to the same or similar property, where (1) substantially all of the taxpayer's return is attributable to the time value of its net investment in the transaction and (2) the transaction satisfies any of the following criteria: (a) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (b) the transaction is a straddle, within the meaning of section 1092 of the Code (see below); (c) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (d) the transaction is described as a conversion transaction in future regulations.

Certain futures, foreign currency contracts and non-equity options in which the Fund may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the Fund holds at the end of its taxable year, other than contracts with respect to which the Fund has made a "mixed straddle" election, must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to the Fund. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

Under Code section 1092, offsetting positions in any actively traded security, option, futures or forward contract entered into or held by the Fund may constitute a "straddle." Straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by the Fund expires, the Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, the Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

FOREIGN SECURITIES AND TRANSACTIONS

The Fund may invest in Eurodollar CDs issued by U.S. branches of foreign banks that are FDIC insured.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in The Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

 The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and
(3) that are attributable to exchange rate fluctuations between the time the Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities generally are treated as ordinary income or ordinary loss. These gains, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

STATE AND LOCAL TAXES

Depending on the extent of the Fund's activities in states and localities in which it office is maintained, in which its agents are located or in which it is otherwise deemed to be conducting business, it may be subject to the tax laws of those states or localities. Furthermore, the state and local income tax treatment of the Fund and its shareholders with respect to distributions by the Fund may differ from the federal income tax treatment thereof. Distributions to shareholders may be subject to other state and local taxes as well. Prospective investors are advised to consult with their own tax advisors regarding the state and local income and other tax treatment of an investment in the Fund.

The foregoing is only a summary of certain tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

 The Fund is currently making a continuous offering of its shares. The Fund receives the entire net asset value of shares sold. The Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. Shares of the Fund may be purchased directly from the Fund with no sales charge or commission.

Intermediaries may be required to register as a dealer pursuant to certain states' securities laws and may charge the investor a reasonable service fee, no part of which will be paid to the Fund. Shares of the Fund will be sold at the NAV next determined after an order is received and accepted, provided that payment has been received by 12:00 p.m. Eastern Time on the following business day. NAV is determined as set forth above under "Valuation." In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the NYSE. If the dealer receives the order after the close of trading the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price based on the net asset value next determined after receipt. All purchases must be made in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Orders are accepted on each business day. Neither the Fund nor the Transfer Agent will be responsible for delays of wired proceeds due to heavy wire traffic over the Federal Reserve System. Orders to purchase Fund shares must be received by Accessor Capital prior to close of the New York Stock Exchange, normally 4:00 p.m. Eastern time, on the day shares of those Funds are offered and orders accepted, or the orders will not be accepted and invested in the Fund until the next day on which shares of that Fund are offered. Payment must be received by 12:00 p.m. Eastern time on the next business day. Shares may be bought or sold through financial intermediaries who are authorized to receive purchase and redemption orders on behalf of the Funds. These financial intermediaries are authorized to designate their agents and affiliates to receive these orders, and the Fund will be deemed to have received a purchase or redemption order when the order is received by the financial intermediary provided the financial intermediary provides the information to the Transfer Agent within the time limits established. The order will be priced at the NAV next computed after the order is received.

 The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserve the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Accessor Capital's opinion, they would disrupt management of the Fund. The Fund also reserves the right to refuse exchange purchases by any person or group if, in Accessor Capital's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Shares may be redeemed on any business day at the NAV next determined after the receipt by the Distributor or the transfer agent of a redemption request in good order. Payment will ordinarily be made within seven days and will be wire-transferred by automatic clearinghouse funds or other bank wire to the account designated for the shareholder at a domestic commercial bank that is a member of the Federal Reserve System. If requested in writing, payment will be made by check to the account owners of record at the address of record. The Transfer Agent charges a processing fee of $10.00 for each redemption check requested by a shareholder, which processing fee may be waived by the Transfer Agent at its discretion.

The Fund may accept certain types of securities in lieu of wired funds as consideration for Fund shares. Under no circumstances will the Fund accept any securities in consideration of the Fund's shares the holding or acquisition of which would conflict with the Fund's investment objective, policies and restrictions or which Accessor Capital or the applicable Money Manager believes should not be included in the applicable Fund's portfolio on an indefinite basis. Securities will not be accepted in exchange for Fund shares if the securities are not liquid or are restricted as to transfer either by law or liquidity of market; or have a value which is not readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or the Nasdaq Stock Market. Securities accepted in consideration for the Fund's shares will be valued in the same manner as the Fund's portfolio securities in connection with its determination of NAV. A transfer of securities to the Fund in consideration for Fund shares will be treated as a sale or exchange of such securities for federal income tax purposes. A shareholder will recognize gain or loss on the transfer in an amount equal to the difference between the value of the securities and the shareholder's tax basis in such securities. Shareholders who transfer securities in consideration for the Fund's shares should consult their tax advisers as to the federal, state and local tax consequences of such transfers.

TELEPHONE TRANSACTIONS. A shareholder of Accessor Funds with an aggregate account balance of $1 million or more may request purchases, redemptions or exchanges of shares of the Fund by telephone at the appropriate toll free number provided in this Prospectus. It may be difficult to implement redemptions or exchanges by telephone in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Accessor Funds employs reasonable procedures specified by the Board of Directors to confirm that such instructions are genuine. Telephone transaction procedures include the following measures: requiring the appropriate telephone transaction election be made on the telephone transaction authorization form sent to shareholders upon request; requiring the caller to provide the names of the account owners, the account owner's social security number or tax identification number and name of Fund, all of which must match Accessor Funds' records; requiring that a service representative of the Distributor or Accessor Capital, acting as Transfer Agent, complete a telephone transaction form listing all of the above caller identification information; requiring that redemption proceeds be sent by wire only to the owners of record at the bank account of record or by check to the address of record; sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if Accessor Funds elects to record shareholder telephone transactions.

For accounts held of record by a broker-dealer, trustee, custodian or an attorney-in-fact (under a power of attorney), additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Accessor Funds may implement other procedures from time to time. If reasonable procedures are not implemented, Accessor Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither Accessor Funds, the Fund, the Distributor nor Accessor Capital will be responsible for authenticity of redemption or exchange instructions received by telephone.

MARKET TIMING POLICY. The Fund is intended to be long-term investment vehicles and are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and to its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other Funds in the Accessor Family of Funds.

You may be considered a market timer or excessive trader if you (i) redeem or exchange shares within 90 days of purchase; (ii) exchange shares out of any of the Funds within 90 days of an earlier exchange request out of the respective Fund; (iii) exchange shares out of any Fund more than four times within a calendar year; or (iv) otherwise seem to follow a market timing pattern that the Funds or Accessor Capital believes may adversely affect the Fund. For these purposes, Accessor Capital may consider an investor's trading history in that Fund or other Funds, and Accounts under common ownership or control with an account that is covered by (i), (ii) or (iii) above are also subject to these limits.

In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to $250,000). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Funds' policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to certain retirement accounts and the Funds' Systematic Withdrawal Plan described in the Funds' Prospectus.

During times of drastic economic or market conditions, the Fund may suspend exchange privileges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other Fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the Fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

EXCHANGES. You can exchange your Fund shares into any other share class of another Accessor Fund. You can request your exchange by contacting your financial representative or by contacting the Fund. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges. You may be charged a sales load when exchanging into a fund that has one.

Shares of other classes of funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows: (a) exchanges for shares of funds offered without a sales load will be made without a sales load in shares of other funds offered without a sales load; (b) shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted; (c) shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load; (d) shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds may be exchanged without a sales load for shares of other funds sold with a sales load; and (e) shares of funds subject to a CDSC exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchase. To accomplish an exchange under item (d) above, you must notify the transfer agent of your prior ownership of Fund shares and your account number.

                              FINANCIAL STATEMENTS

 The Fund's is newly offered and has no audited financial statements.

                               PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures on behalf of the Accessor Funds which delegates responsibility for voting proxies to Accessor Capital, subject to the Board's continuing oversight. Accessor Capital in turn has, where applicable, delegated responsibility for voting proxies to the individual Money Managers. Accessor Capital and the Money Managers each have their own proxy voting policies and procedures that the Board has reviewed. Accessor Capital's and the Money Managers' policies and procedures assure that all proxy voting decision are made in the best interest of the Accessor Funds and that Accessor Capital or the Money Managers will act in a prudent and diligent manner for the benefit of the Accessor Funds. Accessor Capital's and the Money Managers' policies and procedures include specific provisions to determine when a conflict exists between the interests of the Fund and the interests of Accessor Capital or the Money Manager, as the case may be. Copies of the proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix C. Effective August 31, 2004, information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 will be available without charge upon request by contacting Accessor Funds or via the Securities and Exchange Commission website at http://www.sec.gov.

                                                                   APPENDIX A

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE ("MOODY'S")

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION ("S&P")

AAA

An obligor rated 'AAA' has EXTREMELY STRONG capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's.

AA

An obligor rated 'AA' has VERY STRONG capacity to meet its financial commitments. It differs from the highest rated obligors only in small degree.

A

An obligor rated 'A' has STRONG capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB

An obligor rated 'BBB' has ADEQUATE capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligor rated 'BB' is LESS VULNERABLE in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments.

B

An obligor rated 'B' is MORE VULNERABLE than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC

An obligor rated 'CCC' is CURRENTLY VULNERABLE, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC

An obligor rated 'CC' is CURRENTLY HIGHLY-VULNERABLE.

PLUS (+) OR MINUS (-):

Ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R

An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD AND D

An obligor rated 'SD' (Selective Default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

N.R.

An issuer designated N.R. is not rated.

PUBLIC INFORMATION RATINGS Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event that may affect an issuer's credit quality occurs. Ratings with a 'pi' subscript are not modified with '+' or '-' designations. Outlooks are not being provided for ratings with a 'pi' subscript, nor are they subject to potential CreditWatch listings.

NOTE RATINGS

MOODY'S

Moody's rating for short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

MIG-1 - Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2 - Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1 - This designation denotes strong or very strong capacity to pay interest and repay principal. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) sign designation.

SP-2 - This designation denotes satisfactory capacity to pay interest and repay principal.

Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 - This designation indicates the capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 - This designation indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                                                   APPENDIX B
                      PROXY VOTING POLICIES AND PROCEDURES

[To be added]

                                     PART C
                                OTHER INFORMATION


Item 23   Exhibits

(a)(1) Restated Articles of Incorporation of Accessor Funds, Inc., ("Registrant") dated August 19, 1999 are incorporated by reference to Exhibit No. (a)(1) to Post-Effective Amendment No.16 to the Registration Statement on Form N-1A filed February 14, 2000 (File No. 33-41245).

(a)(2) Amendment to Articles of Incorporation dated February 4, 2000 is incorporated by reference to Exhibit No. (a)(2) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed February 14, 2000 (File No. 33-41245).

(a)(3) Amendment to Articles of Incorporation dated August 29, 2000 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed September 13, 2000 (File No. 33-41245).

(a)(4) Amendment to Articles of Incorporation dated December 21, 2000 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed March 1, 2001 (File No. 33-41245).

(a)(5) Articles Supplementary dated December 18, 2002 to Amended Articles of Incorporation is incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed December 30, 2002 (File No. 33-41245).

(a)(6) Articles Supplementary dated September 23, 2003 to Amended Articles of Incorporation is incorporated by reference to Exhibit (a) (6) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245.

(a)(7) Articles Supplementary dated March 9, 2004 to Amended Articles of Incorporation.*


(b) By-Laws of the Registrant, as Amended, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(c)       Not applicable.


(d)(1) Amended and Restated Management Agreement between Registrant and Accessor Capital Management LP is incorporated by reference to Exhibit
          (d)(1) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed February 27, 2004 (File No. 33-41245).

(d)(2) Money Manager Agreement among the Registrant on behalf of Growth Fund, Accessor Capital Management LP and Enhanced Investment Technologies is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed February 27, 2004 (File No. 33-41245).


(d)(3) Money Manager Agreement among the Registrant on behalf of Value Fund, Accessor Capital Management LP and Wellington Management Company, LLP is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed March 1, 2001 (File No. 33-41245).

(d)(4) Money Manager Agreement among the Registrant on behalf of Mortgage Securities Fund, Accessor Capital Management LP and BlackRock Financial Management, Inc. Incorporated by reference to Exhibit No. 1 to the Proxy Statement For Special Meeting of Shareholders held on January 27, 1995 and filed on January 6, 1995 (File No. 33-41245).

(d)(5) Money Manager Agreement among the Registrant on behalf of International Equity Fund, Accessor Capital Management LP and JPMorgan Asset Management (London) Ltd. is incorporated by reference to Exhibit
          (d)(9) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 28, 2002 (File No. 33-41245).

(d)(6) Money Manager Agreement among the Registrant on behalf of Intermediate Fixed-Income Fund, Accessor Capital Management LP and Cypress Asset Management is incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed May 1, 1999 (File No. 33-41245).

(d)(7) Amended Money Manager Agreement among the Registrant on behalf of Short-Intermediate Fixed-Income Fund, Accessor Capital Management LP and Cypress Asset Management is incorporated by reference to Exhibit
          (d)(13) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 28, 2002 (File No. 33-41245).

(d)(8) Money Manager Agreement among the Registrant on behalf of the High Yield Bond Fund, Accessor Capital Management LP and Financial Management Advisers, Inc. effective May 1, 2000, is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed April 29, 2000 (File No. 33-41245).

(d)(9) Amended Money Manager Agreement among the Registrant on behalf of Intermediate Fixed-Income Fund, Accessor Capital Management LP and Cypress Asset Management is incorporated by reference to Exhibit
          (d)(15) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 28, 2002 (File No. 33-41245).

(d)(10) Form of Management Agreement among Registrant and Accessor Capital Management LP on behalf of Accessor Allocation Funds incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed September 13, 2000 (File No. 33-41245).


(d)(11) Form of Money Manager Agreement among Registrant on behalf of the Limited Duration U.S. Government Fund, Accessor Capital Management LP and Pennant Management.*


(e)(1) Amended Distribution Agreement between Registrant and ALPS Distributors, Inc. incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245).

(e)(2) Amended Form of Selling Agreement between ALPS Distributors, Inc. and selling agents (Broker-Dealers) to distribute fund shares incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245).

(e)(3) Amended Form of Selling Agreement between ALPS Distributors, Inc. and selling agents (Other Financial Intermediaries) to distribute fund shares incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245).

(f)       Not applicable.

(g)(1) IRA Custodian Agreement among Registrant, Bennington and The Fifth Third Bank effective December 1, 1995. Incorporated by reference to Exhibit (8)(d) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A. (File No. 33-41245).

(g)(2) Custodian Agreement with Fifth Third Bank dated October 4, 1996. Incorporated by reference to Exhibit (8)(e) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 30, 1997 (File No. 33-41245).

(g)(2)(a) Amended Exhibits A, B and C to Custody Agreement with Fifth Third Bank and Accessor Capital Management LP effective November 16, 2000, incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on November 27, 2000 (File No. 33-41245).

(g)(3) First Amendment to Custody Agreement with Fifth Third Bank dated November 14, 1997. Incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

(g)(4) Second Amendment to Custody Agreement with Fifth Third Bank dated February 19, 1998. Incorporated by reference to Exhibit (8)(g) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

(h)(1) Transfer Agency and Administrative Agreement among the Registrant and Bennington dated December 1, 1995. Incorporated by reference to Exhibit (9)(a)(3) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on April 29, 1996 (File No. 33-41245).

(h)(2) Amended Appendix C dated February 19, 1998, to Transfer Agency and Administrative Agreement among the Registrant and Bennington dated December 1, 1995. Incorporated by reference by Exhibit (h)(1)(D) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 29, 1998 (File No. 33-41245).

(h)(3) Amended Transfer Agency and Administrative Agreement among the Registrant and Bennington is incorporated by reference to Exhibit
          (h)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 28, 2002 (File No. 33-41245).

(h)(4) Amendment to the Amended Transfer Agency and Administrative Agreement among the Registrant and Accessor Capital Management LP is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on November 16, 2002 (File No. 33-41245).


(h)(5) Amendment to the Amended Transfer Agency and Administrative Agreement adding C Class shares among the Registrant and Accessor Capital is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed December 30, 2002 (File No. 33-41245).

(h)(6) Amendment to the Amended Transfer Agency and Administrative Agreement adding A Class shares among the Registrant and Accessor Capital to be filed by amendment.

(h)(7) Fund Accounting and Other Services Agreement with ALPS Mutual Funds Services and Accessor Capital Management LP is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(h)(8) First Amendment to Fund Accounting and Other Services Agreement among Registrant, ALPS Mutual Funds Services and Accessor Capital Management LP is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed December 30, 2002 (File No. 33-41245).

(h)(9) Second Amendment to Fund Accounting and Other Services Agreement among Registrant, ALPS Mutual Funds Services and Accessor Capital Management LP incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245).

(h)(10) Form of Expense Agreement between Registrant's Underlying Funds and Allocation Funds is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(h)(11) Expense Guarantee Agreement between Registrant and Accessor Capital Management LP effective December 22, 2000, is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed March 1, 2001 (File No. 33-41245).


(h)(12) Second Expense Guarantee Agreement between Registrant and Accessor Capital Management LP effective January 1, 2004 is incorporated by Reference to Exhibit (h)(12) to Post-Effective Amendment No. 32 to The Registration Statement on Form N-1A filed February 27, 2004 (File No. 33-41245).


(i)(1) Opinion and consent of Kirkpatrick & Lockhart LLP is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed December 30, 2002 (File No. 33-41245).



(j)(1)   Auditors Consent to be filed by amendment.


(k)      Not applicable.

(l) Agreement related to initial capital. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on February 4, 1992 (File No. 33-41245).

(m)(1)(a) Amended and Restated Distribution and Service Plan for Investor Class Shares of the Registrant's Underlying Funds is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(m)(1)(b) Distribution and Service Plan for A Class Shares and C Class Shares of the Registrant's Funds Effective as of December 30, 2002, as amended August 13, 2003 incorporated by reference to Exhibit (m)(1)(b) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 File No. 33-41245).

(m)(2) Defensive Distribution Plan of the Allocation Funds dated November 16, 2000 is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on November 27, 2000 (File No. 33-41245).

(m)(3) Defensive Distribution Plan of the Advisor Class Shares of the Underlying Funds is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(n)(1) Amended and Restated Rule 18f-3 Plan incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245).

(n)(2)(a) Administrative Services Plan. Incorporated by reference to Exhibit No.
         (15)(h) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

(n)(2)(b) Form of Amended Appendix to Administrative Services Plan for Investor Class Shares is incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on September 13, 2000 (File No. 33-41245).

(n)(3)(a) Form of Administrative Services Agreement. Incorporated by reference to Exhibit No. (15)(h)(1) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

(n)(3)(b) Form of Amended Appendix to Form of Administrative Services Agreement for Investor Class Shares incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed September 13, 2000 (File No. 33-41245).

(n)(4) Amended ACM Administrative Plan for U.S. Government Money Fund is incorporated by reference to Exhibit (n)(4) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on February 28, 2003 (File No. 33-41245).

(p)(1) Fourth Restated and Amended Code of Ethics of Accessor Funds, Inc., as amended November 13, 2003 is incorporated by reference to Exhibit
          (p)(1) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed February 27, 2004 (File No. 33-41245).

(p)(2) Janus Code of Ethics for Enhanced Investment Technologies, Money Manager of the Growth Fund is incorporated by reference to Exhibit
          (p)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed February 27, 2004 (File No. 33-41245).

(p)(4) Code of Ethics of Wellington Management Company, LLP, Money Manager of the Value Fund is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on April 30, 2001.

(p)(5) Code of Ethics of SSgA Funds Management, Money Manager of the Small to Mid Cap Fund is incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(p)(6) Code of Ethics of JPMorgan Fleming (London) Ltd., Money Manager of the International Equity Fund, is incorporated by reference to Exhibit
         (p)(6) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 28, 2002 (File No. 33-41245).

(p)(7) Code of Ethics of Cypress Asset Management, Money Manager of the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund, is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

(p)(8) Code of Ethics of Financial Management Advisers, Inc., Money Manager of the High Yield Bond Fund, is incorporated by reference to Exhibit
         (p)(8) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

(p)(9) Code of Ethics of BlackRock, Inc., Money Manager of the Mortgage Securities Fund, is incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

(p)(10) Code of Ethics of ALPS Distributors, Inc., the principal underwriter of the Funds, is incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on February 28, 2003 (File No. 33-41245).


(p)(11) Code of Ethics of Pennant Management, Money Manager of the Limited Duration U.S. Government Fund.*

*        Filed herewith.


Item 24.  Persons Controlled by or Under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification

          As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Article VI of the Registrant's Articles of Incorporation, as amended. Section 2-418 of the Maryland General Corporation Law and Sections 7 of the Management Agreements (incorporated by reference to Exhibit Nos. 5(a) and 5(c) of the Registration Statement on Form N-1A, filed on June 24, 1991 (File No. 33-41245), Post-Effective Amendment No. 2 thereto, filed on September 1, 1992, and the "form of" Management Agreement filed herewith as Exhibit (d)(1), respectively) (the "Management Agreement"), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

         Section 7 of the Management Agreements and Section 12 of the Money Manager Agreements filed and incorporated herein limit the liability of Accessor Capital Management LP ("Accessor") and the money managers, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         Section 14 of the Distribution Agreement filed and incorporated herein limits the liability of the Registrant to liabilities arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus(es), statement(s) of additional information, shareholder reports or other information filed or made public by the Fund (as amended from time to time) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any other statute or the common law and by reason of its willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Articles of Incorporation, By-Laws, Management Agreements, Distribution Agreements, Transfer Agent Agreement and Money Manager Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser

         See Registrant's Prospectuses sections "Fund Details" and "Management Organization and Capital Structure," and the Statement of Additional Information section "Management of the Fund."

Item 27. Principal Underwriters

     (a) The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, First Funds Trust, Firsthand Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, DIAMONDS Trust, Nasdaq 100 Trust, Holland Balanced Fund, Ameristock Mutual Fund, Inc., Davis Park Series Trust, Financial Investors Variable Insurance Trust, State Street Institutional Investment Trust, W.P. Stewart & Co. Growth Fund, Inc., and ETF Advisors Trust.

     (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for the Registrant, are as follows:


-------------------------------------------------------------------------------------------------

Name and Principal              Positions and Offices           Positions and Offices with
Business Address*               with Registrant                 Underwriter

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
W. Robert Alexander
                                                                  None Chairman,
                                                                 Chief Executive
                                                                     Officer and
                                                                       Secretary

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Thomas A. Carter                None                            Chief Financial Officer and
                                                                        Director

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Edmund J. Burke                 None                            President and Director
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Jeremy O. May                   None                            Senior Vice President and
                                                                        Director
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Robert Szydlowski               None                            Vice President
-------------------------------------------------------------------------------------------------
Rick A. Pederson                None                            Director
-------------------------------------------------------------------------------------------------
Chris Woessner                  None                            Director
-------------------------------------------------------------------------------------------------

*All addresses are 1625 Broadway, Suite 2200, Denver, Colorado 80202.

     (c)      Not Applicable


Item 28. Location of Accounts and Records

All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

Manager, Administrator
and Transfer Agent                                   Custodian

Accessor Capital Management LP                       Fifth Third Bank
1420 Fifth Avenue, Suite 3600                        38 Fountain Square Plaza
Seattle, WA 98101                                    Cincinnati, OH 45263

Money Managers                                       Custodian of IRA Accounts

See Section of the prospectuses entitled             Fifth Third Bank
"Management Organization                             38 Fountain Square Plaza
and Capital Structure"                               Cincinnati, OH 45263
for names and addresses

Fund Distributor                                     Fund Accounting Agent

ALPS Distributors, Inc.                              ALPS Mutual Funds Services
370 Seventeenth Street                               370 Seventeenth Street
Suite 3100                                           Suite 3100
Denver, CO 80202                                     Denver, CO 80202

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Accessor Funds, Inc. certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, and State of Washington, on the 10th day of March, 2004.


                         ACCESSOR FUNDS, INC.


                         By:/s/  J. Anthony Whatley III
                                 ---------------------------------
                                 J. Anthony Whatley III
                                 President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                                   Title                 Date

/s/ J. Anthony Whatley III          President, Principal          3/10/2004
----------------------------        Executive Officer
J. Anthony Whatley III              and Director


/s/ George G. Cobean III            Director                      3/10/2004
----------------------------
George G. Cobean III


/s/ Geoffrey C. Cross               Director                      3/10/2004
----------------------------
Geoffrey C. Cross


/s/ Ravindra A. Deo                 Principal Financial           3/10/2004
----------------------------        and Accounting Officer
Ravindra A. Deo

                                  EXHIBIT LIST

(a)(7) Articles Supplementary dated March 9, 2004 to Amended Articles of Incorporation.
(d)(11) Form of Money Manager Agreement among Registrant on behalf of the Limited Duration U.S. Government Fund, Accessor Capital Management LP and Pennant Management.
(p)(11) Code of Ethics of Pennant Management, Money Manager of the Limited Duration U.S. Government Fund.